================================================================================

================================================================================

--------------------------------------------------------------------------------



                             ----------------------
                                      JMP
                             ----------------------
                                     Series
                             ----------------------
                                    Trust II
                             ----------------------



                               Formerly Known as
                               CHUBB SERIES TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1996

                      JPM Treasury Money Market Portfolio
                               JPM Bond Portfolio
                              JPM Equity Portfolio
                          JPM Small Company Portfolio
                       JPM International Equity Portfolio

================================================================================
                                Advisor's Letter
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Dear Shareholder:

Several significant changes have been made over the past year, which became effective on January 1, 1997. First, the Chubb Series Trust has been renamed the JPM Series Trust II, and the names of the investment portfolios within the Trust have been renamed the "JPM Portfolios" from the "Resolute Portfolios."

In addition, J.P. Morgan Investment Management, Inc. has been named the investment advisor for the JPM Series Trust II, and Morgan Guaranty Trust Company of New York has assumed responsibilities for administrative services to the Trust. Funds Distributor, Inc. has been named the co-administrator and distributor; State Street Bank & Trust has been named the custodian and dividend disbursing agent; and Price Waterhouse LLP has been named the auditor for the Trust.

Finally, several enhancements were made to the investment guidelines of the Trust's Portfolios during the fourth quarter of 1996. First, the JPM Bond Portfolio may now invest up to 20% of its assets in non-U.S. dollar denominated securities, and up to 10% of its assets in below investment grade securities rated BB or B by Standard & Poor's. Second, the comparable index for the JPM Small Company Portfolio has been changed from the Russell 2500 to the Russell 2000. Lastly, the JPM International Equity Portfolio may invest a portion of its assets in the securities of lesser-developed countries outside of the Morgan Stanley EAFE universe.

On the investment side, the big news in 1996 was the continued spectacular run of the U.S. stock market, particularly large cap stocks. Although 1995's amazing Standard & Poor's return of 37.6% was not equalled, 1996 did produce an S&P number of 23.0%, outperforming all but three of the last ten years. Significant cash inflows and a positive interest rate environment both contributed to a market that favored size, and large cap equity investors have good reason to be satisfied with the year's results.

Small cap investors also have reason to be happy, although not as much reason as their large cap brethren. The Russell 2000 returned 16.5%, a more than respectable showing, disappointing only when compared with the S&P. We think small cap valuations continue to be more rational than their larger counterparts and offer promise of relatively better results when the large cap momentum finally exhausts itself.

International equity investors saw a positive annual return of 6.4% for MSCI-EAFE Index. European markets turned in very healthy returns, but negative results in Japan depressed the international markets overall. The strength of the U.S. dollar also had a dampening effect on the returns from overseas markets.

On the fixed income side, steadily rising interest rates held back performance. Although the year started off well, with a Federal Reserve easing, interest rates surged in February as the economy revealed itself to be stronger than originally believed. A bond market rally in the fourth quarter helped to offset eight months of falling returns, but the Salomon Broad Investment Grade Index, a good indicator of the general bond market, showed a return of only 3.6% for the year, most of which can be attributed to fourth quarter performance.

We look forward to continuing to meet your investment needs in 1997.

Sincerely,



/s/ Thomas M. Luddy
Thomas M. Luddy
Chief Investment Officer
J.P. Morgan Investment Management, Inc.

                      [This page intentionally left blank]

================================================================================
                       JPM Treasury Money Market Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

                                 Portfolio Facts

                                 -----------------------------------------------
                                                 Inception Date
                                                 January 3, 1995
                                 -----------------------------------------------
                                                  Fund Manager
                                     J.P. Morgan Investment Management, Inc.
                                 -----------------------------------------------
                                        Investment Objective and Strategy
                                          The JPM Treasury Money Market
                                 Portfolio's investment objective is to provide
                                    current income, maintain a high level of
                                  liquidity and preserve capital. The Portfolio
                                    will invest in Treasury Bills, Notes and
                                 Bonds, all of which are backed as to principal
                                  and interest payments by the full faith and
                                     credit of the United States of America.
                                 -----------------------------------------------
                                            Net Assets as of 12/31/96
                                                   $1,386,518
                                 -----------------------------------------------
                                               Number of Holdings
                                                        6
                                 -----------------------------------------------
                                                Portfolio Quality
                                                    AAA-100%
                                 -----------------------------------------------
                                        Dollar Weighted Average Maturity
                                                   58.02 days
                                 -----------------------------------------------

=================================

---------------------------------
         IN THIS SECTION
---------------------------------

         Portfolio Facts
      Portfolio Composition
Schedule of Portfolio Investments
=================================

================================================================================
                       JPM Treasury Money Market Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Portfolio Composition

================================================================================
     LIST OF TOP HOLDINGS
================================================================================
                                                              Percent of
                                                           Total Investments
     U.S. Treasury Bill, 4.910%, due 03/06/97                    37.49%
     U.S. Treasury Bill, 4.975%, due 01/23/97                    34.77
     U.S. Treasury Bill, 5.110%, due 04/17/97                    16.85
     U.S. Treasury Bill, 4.850%, due 03/06/97                     6.78
     U.S. Treasury Bill, 5.235%, due 04/03/97                     2.70
     U.S. Treasury Bill, 5.330%, due 05/01/97                     1.41
--------------------------------------------------------------------------------
     TOTAL                                                      100.00%
--------------------------------------------------------------------------------


                       See notes to financial statements.

================================================================================
                       JPM Treasury Money Market Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Advisor's Investment Review

12-month period ended December 31, 1996

Market Review: During the first two quarters of 1996, yields rose as economic data reported continued growth, leading investors to expect Federal Reserve tightening. Mixed economic data in the third quarter showed strong employment growth combined with benign consumer and producer inflation figures. Shorter-term U.S. Treasury yields fell and yields on maturities one year and longer remained unchanged. During the fourth quarter, shorter-term yields rose while yields declined on instruments with maturities one year and longer.

Portfolio Review: The Portfolio returned 4.69% for the year ended December 31, 1996. Drawing upon proprietary economic research, we manage the Portfolio's duration around our outlook for short-term interest rates. Although extended slightly in October, for most of the year the Portfolio held an average life of around 50-60 days.

The Portfolio invests in Treasury Bills, Bonds and Notes, all of which are backed as to principal and interest payments by the full faith and credit of the United States of America.

Outlook: Although recent figures have reinforced investor hopes that economic growth has slowed to a sustainable pace, we suspect that warning signs of impending inflation may accumulate sufficiently over the next few months and convince the Federal Reserve's less hawkish members to engineer a significant economic slowdown during 1997. Higher interest rates would be necessary to accomplish this slowdown. Entering 1997, we will continue to maintain the Portfolio's average life of 50-60 days.

================================================================================
                       JPM Treasury Money Market Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments

================================================================================
   SHORT-TERM OBLIGATIONS--105.47%
================================================================================

                                         Principal      Market Value
   U.S. Treasury Bills                    Amount          (Note B)
   -------------------                   ---------      ------------
   4.975%, due 01/23/97                  $510,000        $  508,449
   4.850%, due 03/06/97                   100,000            99,135
   4.910%, due 03/06/97                   553,000           548,219
   5.235%, due 04/03/97                    40,000            39,493
   5.110%, due 04/17/97                   250,000           246,361
   5.330%, due 05/01/97                    21,000            20,650
                                                         ----------
   Total Short-Term Obligations
   (Cost $1,462,090)                                     $1,462,307
                                                         ==========
--------------------------------------------------------------------------------


================================================================================
   SUMMARY OF TOTAL NET ASSETS
================================================================================

                                                            Market Value
                                                              (Note B)
                                                            ------------
   Total Investments
   (Cost $1,462,090)*                   105.47%             $1,462,307

   Other assets, less liabilities        (5.47)                (75,789)
                                        ------              ----------
   Total Net Assets                     100.00%             $1,386,518
                                        ======              ==========
--------------------------------------------------------------------------------
   *Aggregate cost for Federal income tax purposes.


                       See notes to financial statements.

================================================================================
                               JPM Bond Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

                                     Portfolio Facts
                                     -------------------------------------------
                                                   Inception Date
                                                   January 3, 1995
                                     -------------------------------------------
                                                    Fund Manager
                                       J.P. Morgan Investment Management, Inc.
                                     -------------------------------------------
                                          Investment Objective and Strategy
                                      To provide a high total return consistent
                                          with moderate risk of capital and
                                       maintenance of liquidity. Total return
                                      will consist of income plus realized and
                                        unrealized capital gains and losses.
                                     -------------------------------------------
                                              Net Assets as of 12/31/96
                                                     $2,782,079
                                     -------------------------------------------
                                                 Number of Holdings
                                                         45
                                     -------------------------------------------
                                                 Portfolio Turnover
                                                       198.40%
                                     -------------------------------------------
                                                  Portfolio Quality
                                                      AAA-61.47%
                                                      AA - 5.50%
                                                       A -13.90%
                                                      BBB-19.13%
                                     -------------------------------------------
                                                  Average Maturity
                                                     16.50 years
                                     -------------------------------------------

=================================

---------------------------------
         IN THIS SECTION
---------------------------------

         Portfolio Facts
      Investment Comparison
      Portfolio Composition
Schedule of Portfolio Investments
=================================

================================================================================
                               JPM Bond Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Investment Comparison

================================================================================
                               JPM Bond Portfolio
                   and the Salomon Investment Grade Bond Index
               Comparison of change in value of $10,000 investment
================================================================================
-----------------------------------------
Average Annual Total Returns for 12/31/96
-----------------------------------------
              This               Since
             Quarter  1 Year   Inception
 Portfolio    3.04%    2.09%     9.25%
 Index        3.02%    3.62%    10.58%
-----------------------------------------

  (The folowing table was represented as a line chart in the printed material.)


                                                             Salomon
                                                            Investment
                                         Bond               Grade Bond
                                       Portfolio               Index
                                       ---------            ----------
          01/31/95                      $10,146              $10,207
          02/28/95                       10,320               10,446
          03/31/95                       10,360               10,506
          04/28/95                       10,488               10,650
          05/31/95                       10,907               11,073
          06/30/95                       11,003               11,151
          07/31/95                       10,950               11,128
          08/31/95                       11,090               11,256
          09/30/95                       11,191               11,362
          10/31/95                       11,356               11,515
          11/30/95                       11,518               11,694
          12/31/95                       11,685               11,856
          01/31/96                       11,761               11,936
          02/29/96                       11,498               11,733
          03/31/96                       11,388               11,649
          04/30/96                       11,304               11,583
          05/31/96                       11,258               11,557
          06/30/96                       11,408               11,706
          07/31/96                       11,427               11,857
          08/31/96                       11,391               11,889
          09/30/96                       11,577               11,871
          10/31/96                       11,825               12,138
          11/30/96                       12,023               12,339
          12/31/96                       11,929               12,230


Commencement of Operations January 3, 1995. Past performance is not predictive of future performance.

This graph compares an initial $10,000 investment made in the JPM Bond Portfolio at its inception with a similar investment in the Salomon Investment Grade Bond Index. For the purpose of this graph and the accompanying table, the total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total returns for periods of less than one year have not been annualized.

Shares of the Portfolio presently are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and qualified pension and retirement plans outside the separate account context. Total returns do not reflect any separate account expenses imposed on the policies which may include a sales charge, premium tax charge, DAC tax sales charge, cost of insurance, mortality expenses, surrender and other charges.

The Salomon Investment Grade Bond Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

================================================================================
                               JPM Bond Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Advisor's Investment Review

12-month period ended December 31, 1996

Market Review: Although seesawing concerns about the pace of economic growth grabbed headlines throughout most of the year, U.S. bonds were able to close out 1996 in an environment of moderate economic growth and subdued inflation. The modest 3.6% gain for the Salomon Brothers Broad Investment Grade Bond Index during 1996 was largely attributable to its fourth quarter performance. During the year, shorter maturities outperformed longer maturities, despite the fourth quarter rally on maturities of one year or longer.

Portfolio Review: The Portfolio provided a total return of 2.09% for the year ended December 31, 1996. Our investment process involves three key decisions: duration management, sector allocation, and security selection. By making decisions based on these multiple, unrelated investment insights, we seek to diversify the ways we can add value to the Portfolio.

The Portfolio's duration decision slightly detracted from its relative returns in 1996. The negative impact of a longer-than-benchmark duration during the first half of the year more than offset the positive impact when a similar strategy was pursued during the second half.

During 1996, we actively managed the Portfolio's allocation to U.S. Treasury, corporate, and mortgage-backed securities based on their relative attractiveness. Throughout the year, our overweighted positions in mortgage-backed and corporate securities and our underweighted position in U.S. Treasuries added to performance. In particular, the Portfolio's aggressive investment in mortgage-backed securities fueled relative returns, as this sector was one of the market's best performers during 1996.

Security selection also added value to performance. The Portfolio focused on high-quality issues, keeping the average quality of its holdings between AA and AAA.

Outlook: Although recent figures have reinforced investor hopes that economic growth has slowed to a sustainable pace, we suspect that warning signs of impending inflation may accumulate sufficiently over the next few months and convince the Federal Reserve's less hawkish members to engineer a significant economic slowdown during 1997. Higher interest rates would be necessary to accomplish this slowdown.

Given this uncertain environment, we plan to maintain the Portfolio's duration at close to neutral in the short-term, despite yields being above our long-term equilibrium assumption. We continue to find mortgage-backed and corporate securities attractive relative to U.S. Treasuries and plan to maintain the Portfolio's current overweighted positions in these sectors.

================================================================================
                               JPM Bond Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Portfolio Composition

  (The folowing table was represented as a pie chart in the printed material.)

          U.S.Government & Agency Obligations          39.30%
          Corporate Bonds                              37.43%
          Short-Term Obligations                       14.23%
          Asset-Backed Securities                       8.34%
          Foreign Government Obligations                0.70%


================================================================================
  LIST OF TOP TEN LONG-TERM HOLDINGS
================================================================================

                                                                     Percent of
                                                                        Total
                                                                     Investments
  Government National Mortgage Association, 8.000%, due 09/15/26        11.98%
  Government National Mortgage Association, 7.500%, due 08/15/25         6.68
  U.S. Treasury Bond, 9.250%, due 02/15/16                               6.22
  Government National Mortgage Association, 6.500%, due 12/15/23         4.97
  U.S. Treasury Note, 7.875%, due 11/15/99                               4.37
  U.S. Bancorp, 8.270%, due 12/15/26                                     3.56
  U.S. Treasury Note, 6.875%, due 05/15/06                               3.48
  Access Financial MHL, 6.375%, due 05/15/21                             2.42
  Greentree Financial Corp., 7.200%, due 04/15/19                        2.11
  Atlantic Richfield Co., 8.250%, due 02/01/22                           1.92
  Balance - 35 Security Positions                                       52.29
--------------------------------------------------------------------------------
  TOTAL                                                                100.00%
--------------------------------------------------------------------------------

================================================================================
                               JPM Bond Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments

================================================================================
   CORPORATE BONDS--38.71%
================================================================================

                                             Principal          Market Value
   Company                                    Amount              (Note B)
   -------                                  ----------           ----------
   Aerospace--1.81%
   Lockheed Martin Corp.,
    6.550%, due 05/15/99                    $   50,000           $   50,223
                                                                 ----------
   Banking--9.08%
   Chase Capital I,
    7.670%, due 12/01/26                        50,000               49,302
   KeyCorp,
    8.400%, due 04/01/99                        50,000               52,159
   Mellon Capital I,
    7.720%, due 12/01/26                        50,000               48,920
    U.S. Bancorp,
    8.270%, due 12/15/26                       100,000              102,327
                                                                 ----------
                                                                    252,708
                                                                 ----------
   Electronics--1.87%
   Motorola, Inc.,
    7.500%, due 05/15/25                        50,000               51,916
                                                                 ----------
   Financial Services--14.74%
   Aames Financial Corp.,
    Senior Notes,
    9.125%, due 11/01/03                        15,000               15,337
   Chrysler Financial Corp.,
    6.320%, due 07/14/99                        50,000               50,088
   Ford Motor Credit Co.,
    5.625%, due 03/03/97                        55,000               55,001
   Ford Motor Credit Co.,
    6.375%, due 09/15/99                        50,000               50,056
   GMAC Medium Term Note,
    5.700%, due 12/22/97                        40,000               39,943
   GMAC Medium Term Note,
    5.900%, due 03/06/00                        50,000               49,304
   Guangdong International
    Trust & Investment Corp.,
    8.750%, due 10/24/16                        50,000               51,588
   Household Finance Co.,
    6.780%, due 04/17/01                        50,000               50,341
   Marshall & Ilsley,
    7.650%, due 12/01/26                        50,000               48,512
                                                                 ----------
                                                                    410,170
                                                                 ----------
   Household Products--1.63%
   Procter & Gamble Co.,
    6.450%, due 01/15/26                        50,000               45,477
                                                                 ----------
   Health Services--0.87%
   Mariner Health Group,
    Senior Sub. Notes,
    9.500%, due 04/01/06                        15,000               14,775
   Paracelsus Healthcare,
    10.000%, due 08/15/06                       10,000                9,425
                                                                 ----------
                                                                     24,200
   Merchandising--1.80%
   Sears Roebuck Acceptance
    Medium Term Note,
    6.220%, due 03/25/99                        50,000               50,015
                                                                 ----------
   Oil - Integrated--1.99%
   Atlantic Richfield Co.,
    8.250%, due 02/01/22                        50,000               55,319
                                                                 ----------
   Pollution Control--0.19%
   Allied Waste North America,
    Senior Sub. Notes,
    10.250%, due 12/01/06                        5,000                5,269
                                                                 ----------
   Steel Producer--0.55%
   AK Steel,
    9.125%, due 12/15/06                        15,000               15,216
                                                                 ----------
--------------------------------------------------------------------------------

                       See notes to financial statements.

================================================================================
                               JPM Bond Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments

================================================================================
   CORPORATE BONDS (CONTINUED)
================================================================================
                                             Principal          Market Value
   Company                                    Amount              (Note B)
   -------                                  ----------           ----------
   Telecommunication Equipment--2.39%
   Bellsouth Telecommunication,
    7.000%, due 10/01/25                    $   50,000           $   49,026
   TCI Communications, Inc.,
    7.875%, due 02/15/26                        20,000               17,344
                                                                 ----------
                                                                     66,370
                                                                 ----------
   Utilities - Electric--1.79%
   Texas Utilities Electric Co.,
    1st Mortgage, 7.875%,
    due 04/01/24                                50,000               49,932
                                                                 ----------
   Total Corporate Bonds
   (Cost $1,059,812)                                             $1,076,815
                                                                 ----------
--------------------------------------------------------------------------------

================================================================================
   ASSET-BACKED SECURITIES--8.63%
================================================================================
                                             Principal          Market Value
   Company                                    Amount              (Note B)
   -------                                  ----------           ----------
   Access Financial MHL,
    6.375%, due 05/15/21                    $   70,000           $   69,485
   Greentree Financial Corp.,
    7.200%, due 04/15/19                        60,000               60,787
   Greentree Recreational
    Equipment Trust,
    5.550%, due 02/15/18                        34,139               33,274
   Premier Auto Trust,
    4.650%, due 11/02/99                        26,426               26,185
   World Omni Auto Lease
    Securitization,
    6.300%, due 06/25/02                        50,000               50,357
                                                                 ----------
   Total Asset-Backed Securities
   (Cost $240,104)                                               $  240,088
                                                                 ----------
--------------------------------------------------------------------------------


================================================================================
   FOREIGN GOVERNMENT
   OBLIGATIONS--0.72%
================================================================================
                                             Principal          Market Value
   Agency                                     Amount              (Note B)
   ------                                   ----------           ----------
   United Mexican States,
    7.563%, due 08/06/01                    $   20,000           $   20,076
                                                                 ----------
   Total Foreign Government
   Obligations
   (Cost $20,030)                                                $   20,076
                                                                 ----------
--------------------------------------------------------------------------------


================================================================================
   U.S. GOVERNMENT AND AGENCY
   OBLIGATIONS--40.63%
================================================================================
                                             Principal          Market Value
   Agency                                     Amount              (Note B)
   ------                                   ----------           ----------
   Federal Home Loan
    Mortgage Corporation,
    8.000%, due 11/01/26                    $   44,973           $   45,830
   Government National
    Mortgage Association,
    6.500%, due 12/15/23                       149,609              142,923
   Government National
    Mortgage Association,
    7.500%, due 08/15/25                       191,900              192,260
   Government National
    Mortgage Association,
    8.000%, due 09/15/26                       337,564              344,737
                                                                 ----------
                                                                    725,750
                                                                 ----------
   U.S. Treasury Bonds
   -------------------
   9.250%, due 02/15/16                        141,000              178,938
                                                                 ----------
   U.S. Treasury Notes
   -------------------
   7.875%, due 11/15/99                        120,000              125,775
   6.875%, due 05/15/06                         97,000              100,031
                                                                 ----------
                                                                 $  225,806
                                                                 ----------
   Total U.S. Government and Agency
   Obligations
   (Cost $1,106,071)                                             $1,130,494
                                                                 ----------
--------------------------------------------------------------------------------


                       See notes to financial statements.

================================================================================
                               JPM Bond Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments

================================================================================
   SHORT-TERM OBLIGATIONS--14.71%
================================================================================
                                             Principal          Market Value
   U.S. Treasury Bills                        Amount              (Note B)
   -------------------                      ----------           ----------
   4.920%, due 01/23/97                     $   11,000           $   10,966
   4.820%, due 03/06/97                         50,000               49,568
   4.825%, due 03/06/97                         93,000               92,196
   4.850%, due 03/06/97                         44,000               43,620
   4.900%, due 03/06/97                         12,000               11,896
   5.000%, due 03/06/97                         88,000               87,239
   4.940%, due 03/20/97                        115,000              113,817
                                                                 ----------
   Total Short-Term Obligations
   (Cost $409,243)                                               $  409,302
                                                                 ----------
--------------------------------------------------------------------------------

================================================================================
   SUMMARY OF TOTAL NET ASSETS
================================================================================
                                                                Market Value
                                                                  (Note B)
                                                                 ----------
   Total Investments
   (Cost $2,835,260)*                           103.40%          $2,876,775

   Other assets, less liabilities                (3.40)             (94,696)
                                                                 ----------

   Total Net Assets                             100.00%          $2,782,079
                                                                 ==========
--------------------------------------------------------------------------------

   *Aggregate cost for Federal income tax purposes.

                       See notes to financial statements.

                      [This page intentionally left blank]

================================================================================
                              JPM Equity Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

                                       Portfolio Facts
                                       -----------------------------------------
                                                    Inception Date
                                                    January 3, 1995
                                       -----------------------------------------
                                                     Fund Manager
                                        J.P. Morgan Investment Management, Inc.
                                       -----------------------------------------
                                           Investment Objective and Strategy
                                         To provide a high total return from a
                                            portfolio comprised of selected
                                                  equity securities.

                                       Portfolio invests primarily in the common
                                         stock of large and medium sized U.S.
                                        corporations with market capitalization
                                                  above $1.5 billion.
                                       -----------------------------------------
                                               Net Assets as of 12/31/96
                                                      $5,339,283
                                       -----------------------------------------
                                                  Number of Holdings
                                                          96
                                       -----------------------------------------
                                                  Portfolio Turnover
                                                        89.77%
                                       -----------------------------------------

=================================

---------------------------------
         IN THIS SECTION
---------------------------------

         Portfolio Facts
      Investment Comparison
      Portfolio Composition
Schedule of Portfolio Investments
=================================

================================================================================
                              JPM Equity Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Investment Comparison

================================================================================
                              JPM Equity Portfolio
                              and the S&P 500 Index
               Comparison of change in value of $10,000 investment
================================================================================

-----------------------------------------
Average Annual Total Returns for 12/31/96
-----------------------------------------
              This               Since
             Quarter  1 Year   Inception
 Portfolio    7.99%    21.14%   27.45%
 Index        8.33%    22.96%   30.82%
-----------------------------------------

  (The folowing table was represented as a line chart in the printed material.)


                                         Equity             S&P 500
                                        Portfolio            Index
                                        ---------           --------
          01/03/95                       $10,000            $10,000
          01/31/95                        10,207             10,262
          02/28/95                        10,647             10,662
          03/31/95                        11,041             10,976
          04/28/95                        11,290             11,299
          05/31/95                        11,717             11,750
          06/30/95                        11,938             12,023
          07/31/95                        12,370             12,421
          08/31/95                        12,416             12,452
          09/30/95                        12,784             12,977
          10/31/95                        12,436             12,931
          11/30/95                        13,161             13,498
          12/31/95                        13,391             13,758
          01/31/96                        13,740             14,226
          02/29/96                        14,038             14,358
          03/31/96                        14,316             14,497
          04/30/96                        14,608             14,710
          05/31/96                        14,793             15,090
          06/30/96                        14,616             15,147
          07/31/96                        13,839             14,478
          08/31/96                        14,361             14,783
          09/30/96                        15,021             15,615
          10/31/96                        15,236             16,046
          11/30/96                        16,504             17,259
          12/31/96                        16,222             17,090

Commencement of Operations January 3, 1995. Past performance is not predictive of future performance.

This graph compares an initial $10,000 investment made in the JPM Equity Portfolio at its inception with a similar investment in the S&P 500 Index. For the purpose of this graph and the accompanying table, the total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total returns for periods of less than one year have not been annualized.

Shares of the Portfolio presently are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and qualified pension and retirement plans outside the separate account context. Total returns do not reflect any separate account expenses imposed on the policies which may include a sales charge, premium tax charge, DAC tax sales charge, cost of insurance, mortality expenses, surrender and other charges.

The S&P 500 Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

================================================================================
                              JPM Equity Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Advisor's Investment Review

12-month period ended December 31, 1996

Market Review: During the first half of 1996, a calming of inflation and interest rate fears drove stock prices to new highs. The rally was fueled by a combination of declining interest rates, expanding corporate earnings and profitability, continued prospects for benign inflation, and record flows of money into domestic stock funds. Volatility in the market, however, increased dramatically.

The stock market continued its record setting pace in the second half of the year, despite a veiled warning from Alan Greenspan, the Federal Reserve chairman. Positive market influences included weaker economic data that alleviated concerns about inflationary pressures, profit announcements which exceeded expectations, and the November election results. The S&P 500 climbed 7.6% in November, its strongest one-month advance in five years, and 22.96% for the year. The largest capitalization and defensive growth stocks that have led the market over the past two years continued their outperformance. Traditional value factors such as price-to-book were less effective during 1996, as growth stocks outperformed value stocks by approximately 4%.

Portfolio Review: The Portfolio provided a total return of 21.14% for the year ended December 31, 1996. Our approach to investing, which avoids dependence on the strength of a few stocks or industry sectors, can underperform the broader market when buying is heavily focused on certain subsets of the market, as in 1996. Our investment strategy involves maintaining a sector neutral approach coupled with a continued focus on individual stock selection with an emphasis on holding a highly diversified selection of value stocks.

During 1996, the biggest contributions to performance came from stock selection in the services and insurance sectors. International Gaming Technology and AMBAC were two stocks from these sectors which positively impacted performance over the year. Stockpicking in the technology and healthcare sectors lagged during the year. General Instrument and Humana were two examples of stocks from those sectors that negatively impacted performance. Please refer to pages 18-20 for a complete schedule of portfolio investments.

Outlook: The investing environment entering 1997 is remarkably similar to what it was at the beginning of 1996. Despite some recent slowing, profit growth has been robust, with margins at or near record levels. We believe that some of these influences are losing momentum or coming to an end, as higher wage costs due to the tight labor market, plus an inability to pass along cost increases to the consumer, will generally put pressure on profit margins. Our diversified approach and aversion to overvalued stocks and market timing should benefit the Portfolio, as the largest blue-chip stocks that have scored impressive gains as of late turn out of favor as breadth continues to return to the market.

================================================================================
                              JPM Equity Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Portfolio Composition

  (The folowing table was represented as a pie chart in the printed material.)

               Common Stock                       98.51%
               Short-Term Obligations              1.49%



================================================================================
     LIST OF TOP TEN LONG-TERM HOLDINGS
================================================================================

                                                            Percent of
                                                         Total Investments
     Exxon Corp.                                                3.01%
     Philip Morris Companies, Inc.                              2.69
     WMX Technologies, Inc.                                     2.56
     Tele-Communications, TCI Group, Class A                    2.45
     Procter & Gamble Co.                                       2.38
     Wal-Mart Stores, Inc.                                      2.26
     General Motors Corp.                                       2.00
     Warner-Lambert Co.                                         1.92
     MCI Communications Corp.                                   1.89
     Boeing Co.                                                 1.81
     Balance - 86 Security Positions                           77.03
--------------------------------------------------------------------------------
     TOTAL                                                    100.00%
--------------------------------------------------------------------------------

================================================================================
                              JPM Equity Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Portfolio Composition (continued)

================================================================================
     LIST OF TOP TEN INDUSTRIES
================================================================================
                                                            Percent of
                                                         Total Investments
     Consumer Products                                         7.33%
     Financial Services                                        7.07
     Telecommunications                                        6.57
     Oil - Production                                          6.56
     Retail                                                    6.15
     Pharmaceuticals                                           5.18
     Electrical Equipment                                      4.51
     Computer - Software                                       4.30
     Banking                                                   4.22
     Entertainment & Leisure                                   4.05
--------------------------------------------------------------------------------
     TOTAL                                                    55.94%
--------------------------------------------------------------------------------

================================================================================
                              JPM Equity Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------
Schedule of Portfolio Investments

================================================================================
   COMMON STOCK--108.25%
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   Aerospace--2.31%
   Boeing Co.                                    1,000           $  106,375
   Coltec Industries, Inc.+                        900               16,987
                                                                 ----------
                                                                    123,362
                                                                 ----------
   Automotive--2.19%
   General Motors Corp.                          2,100              117,075
                                                                 ----------
   Banking--4.64%
   Crestar Financial Corp.                         500               37,188
   First Hawaiian, Inc.                            500               17,500
   Fleet Financial Group, Inc.                   2,100              104,738
   NationsBank Corp.                               900               87,975
                                                                 ----------
                                                                    247,401
                                                                 ----------
   Broadcasting--0.48%
   TCI Satellite
    Entertainment, Inc.+                         2,600               25,675
                                                                 ----------
   Chemical--3.17%
   Du Pont (E.I.) de Nemours
    & Co.                                          800               75,500
   Union Carbide Corp.                           2,300               94,012
                                                                 ----------
                                                                    169,512
                                                                 ----------
   Computer - Peripherals--3.16%
   Bay Networks, Inc.+                           1,000               20,875
   International Business
    Machines Corp.                                 600               90,600
   Quantum Corp.+                                2,000               57,250
                                                                 ----------
                                                                    168,725
                                                                 ----------
   Computer - Software--4.72%
   Autodesk, Inc.                                1,000               28,000
   Cisco Systems, Inc.+                            700               44,537
   EMC Corp.+                                    3,100              102,687
   First Data Corp.                              1,400               51,100
   The Learning Co.+                             1,800               25,875
                                                                 ----------
                                                                    252,199
                                                                 ----------
   Consumer Products--8.06%
   Colgate Palmolive Co.                           300               27,675
   Kellogg Co.                                     400               26,250
   PepsiCo, Inc.                                 2,700               78,975
   Philip Morris Companies, Inc.                 1,400              157,675
   Procter & Gamble Co.                          1,300              139,750
                                                                 ----------
                                                                    430,325
                                                                 ----------
   Electrical Equipment--4.95%
   Advanced Micro-Devices,
    Inc.+                                        1,600               41,200
   Anixter International, Inc.+                  3,800               61,275
   General Instruments Corp.+                    3,600               77,850
   Grainger (W.W.), Inc.                         1,000               80,250
   Magnetek, Inc.+                                 300                3,863
                                                                 ----------
                                                                    264,438
                                                                 ----------
   Electronics--2.88%
   General Electric Co.                            700               69,212
   Intel Corp.                                     300               39,281
   Perkin-Elmer Corp.                              400               23,550
   Sensormatic Electronics Corp.                 1,300               21,775
                                                                 ----------
                                                                    153,818
                                                                 ----------
   Entertainment & Leisure--4.45%
   Tele-Communications,
    TCI Group, Class A+                         11,000              143,687
   Time Warner, Inc.                             2,500               93,750
                                                                 ----------
                                                                    237,437
                                                                 ----------
   Financial Services--7.77%
   AMBAC, Inc.                                   1,000               66,375
   Dean Witter Discover & Co.                    1,500               99,375
   First Chicago NBD Corp                        1,800               96,750
   First USA, Inc.                               1,000               34,625
   Firstar Corp.                                   800               42,000
   Great Western Financial Corp.                   400               11,600
   Mercury Finance Co.                             600                7,350
   Salomon, Inc.                                 1,200               56,550
                                                                 ----------
                                                                    414,625
                                                                 ----------
   Food Processing--3.62%
   CPC International, Inc.                         700               54,250
--------------------------------------------------------------------------------

                       See notes to financial statements.

================================================================================
                              JPM Equity Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments

================================================================================
   COMMON STOCK (CONTINUED)
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   Food Processing (continued)
   Ralston Purina Group                            700           $   51,362
   Unilever, NV, ADR                               500               87,625
                                                                 ----------
                                                                    193,237
                                                                 ----------
   Funeral Services--1.05%
   Service Corp. International                   2,000               56,000
                                                                 ----------
   Furniture & Appliances--0.47%
   Furniture Brands, Inc.+                       1,800               25,200
                                                                 ----------
   Health Supplies--3.84%
   Bausch & Lomb, Inc.                           2,700               94,500
   Columbia/HCA Healthcare                       1,500               61,125
   Forest Laboratories, Inc.+                    1,500               49,125
                                                                 ----------
                                                                    204,750
                                                                 ----------
   Home Construction--1.38%
   Schuller Corp.                                2,800               29,750
   USG Corp.+                                    1,300               44,038
                                                                 ----------
                                                                     73,788
                                                                 ----------
   Insurance--4.40%
   Humana, Inc.+                                 1,500               28,688
   Providian Corp.                               2,000              102,750
   United Healthcare Corp.                       2,300              103,500
                                                                 ----------
                                                                    234,938
                                                                 ----------
   Manufacturing--2.88%
   Allied Signal, Inc.                           1,200               80,400
   Cooper Industries, Inc.                       1,747               73,592
                                                                 ----------
                                                                    153,992
                                                                 ----------
   Metal & Mining--3.66%
   Allegheney Teledyne Corp.                     3,295               75,785
   Aluminum Company of
    America                                      1,400               89,250
   MAPCO, Inc.                                     900               30,600
                                                                 ----------
                                                                    195,635
                                                                 ----------
   Oil - Production--7.21%
   Anadarko Petroleum Corp.                      1,000               64,750
   Cooper Cameron Corp.+                           569               43,529
   Exxon Corp.                                   1,800              176,400
   Royal Dutch Petroleum Co., ADR                  300               51,225
   Texaco, Inc.                                    500               49,063
                                                                 ----------
                                                                    384,967
                                                                 ----------
   Oil - Services--3.13%
   Ashland, Inc.                                 1,300               57,037
   Enron Corp                                    1,200               51,750
   Input/Output, Inc.+                             200                3,700
   Ultramar Diamond
    Shamrock Corp.                               1,734               54,838
                                                                 ----------
                                                                    167,325
                                                                 ----------
   Packaging & Containers--0.71%
   Temple Inland, Inc.                             700               37,888
                                                                 ----------
   Pharmaceuticals--5.69%
   Alza Corp., Class A+                          1,700               43,988
   American Home Products
    Corp.                                        1,400               82,075
   Bristol Myers Squibb Co.                        600               65,250
   Warner-Lambert Co.                            1,500              112,500
                                                                 ----------
                                                                    303,813
                                                                 ----------
   Pollution Control--2.81%
   WMX Technologies, Inc.                        4,600              150,075
                                                                 ----------
   Retail--6.76%
   Circuit City Stores, Inc.                     1,900               57,237
   Federated Department
    Stores, Inc.+                                1,600               54,600
   General Nutrition
    Companies, Inc.+                             2,100               35,437
   Toys "R" Us, Inc.+                            2,700               81,000
   Wal-Mart Stores, Inc.                         5,800              132,675
                                                                 ----------
                                                                    360,949
                                                                 ----------
   Telecommunications--7.22%
   AT&T Corp.                                    1,500               65,250
--------------------------------------------------------------------------------

                       See notes to financial statements.

================================================================================
                              JPM Equity Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
================================================================================
   COMMON STOCK (CONTINUED)
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   Telecommunications (continued)
   Bell Atlantic Corp.                             900           $   58,275
   GTE Corp.                                     1,200               54,600
   MCI Communications Corp.                      3,400              111,137
   Paging Network, Inc.+                           400                6,100
   U.S. West, Inc.                               1,900               61,275
   WorldCom, Inc.+                               1,100               28,669
                                                                 ----------
                                                                    385,306
                                                                 ----------
   Trucking & Freight Carriers--2.03%
   Consolidated Freightways
    Corp.+                                         900                7,988
   Consolidated Freightways,Inc                  1,800               40,050
   Union Pacific Corp.                           1,000               60,125
                                                                 ----------
                                                                    108,163
                                                                 ----------
   Utilities - Electric--2.61%
   Dominion Resources, Inc.                        700               26,950
   Duke Power                                    1,300               60,125
   Northern States Power Co.                       500               22,938
   Pacific Gas & Electric Co.                    1,400               29,400
                                                                 ----------
                                                                    139,413
                                                                 ----------
   Total Common Stock
   (Cost $5,026,889)                                             $5,780,031
                                                                 ----------
--------------------------------------------------------------------------------


================================================================================
   SHORT-TERM OBLIGATIONS--1.64%
================================================================================
                                               Principal        Market Value
   U.S. Treasury Bills                           Amount           (Note B)
   -------------------                         ---------        ------------
   4.825%, due 03/06/97                         $33,000          $   32,715
   4.850%, due 03/06/97                          55,000              54,524
                                                                 ----------
   Total Short-Term Obligations
   (Cost $87,236)                                                $   87,239
                                                                 ----------
--------------------------------------------------------------------------------


================================================================================
   SUMMARY OF TOTAL NET ASSETS
================================================================================
                                                                Market Value
                                                                   (Note B)
                                                                ------------
   Total Investments
   (Cost $5,114,125)*                           109.89%          $5,867,270

   Other assets, less liabilities                (9.89)            (527,987)
                                              --------           ----------

   Total Net Assets                             100.00%          $5,339,283
                                              ========           ==========
--------------------------------------------------------------------------------

   *Aggregate cost for Federal income tax purposes.
   +Non-income producing security.

                       See notes to financial statements.

================================================================================
                           JPM Small Company Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

                                       Portfolio Facts
                                       -----------------------------------------
                                                    Inception Date
                                                    January 3, 1995
                                       -----------------------------------------
                                                     Fund Manager
                                        J.P. Morgan Investment Management, Inc.
                                       -----------------------------------------
                                           Investment Objective and Strategy
                                         To provide a high total return from a
                                           portfolio of equity securities of
                                                   small companies.

                                       The Portfolio invests at least 65% of the
                                        value of its total assets in the common
                                       stock of small U.S. companies, primarily
                                         with market capitalizations less than
                                                     $1.0 billion.
                                       -----------------------------------------
                                               Net Assets as of 12/31/96
                                                      $3,867,002
                                       -----------------------------------------
                                                  Number of Holdings
                                                          291
                                       -----------------------------------------
                                                  Portfolio Turnover
                                                        144.44%
                                       -----------------------------------------

=================================

---------------------------------
         IN THIS SECTION
---------------------------------

         Portfolio Facts
      Investment Comparison
      Portfolio Composition
Schedule of Portfolio Investments
=================================

================================================================================
                           JPM Small Company Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Investment Comparison

================================================================================
                           JPM Small Company Portfolio
                           and the Russell 2000 Index
               Comparison of change in value of $10,000 investment
================================================================================

-----------------------------------------
Average Annual Total Returns for 12/31/96
-----------------------------------------
              This               Since
             Quarter  1 Year   Inception
 Portfolio    8.47%   21.74%    27.29%
 Russell 2500 5.57%   19.03%    25.17%
 Russell 2000 5.20%   16.49%    22.32%
-----------------------------------------

  (The folowing table was represented as a line chart in the printed material.)


                                Small
                               Company         Russell           Russell
                              Portfolio       2500 Index       2000 Index
                              ---------       ----------       ----------
          01/31/95             $10,009         $ 9,980          $ 9,874
          02/28/95              10,441          10,482           10,285
          03/31/95              10,754          10,739           10,461
          04/28/95              10,990          10,930           10,693
          05/31/95              11,155          11,161           10,877
          06/30/95              11,758          11,696           11,441
          07/31/95              12,390          12,386           12,100
          08/31/95              12,647          12,584           12,351
          09/30/95              12,855          12,819           12,572
          10/31/95              12,408          12,418           12,010
          11/30/95              13,028          12,948           12,514
          12/31/95              13,291          13,170           12,845
          01/31/96              13,380          13,263           12,831
          02/29/96              13,933          13,663           13,231
          03/31/96              14,154          13,943           13,499
          04/30/96              14,914          14,587           14,222
          05/31/96              15,472          14,982           14,782
          06/30/96              14,780          14,522           14,174
          07/31/96              13,724          13,459           12,937
          08/30/96              14,334          14,233           13,689
          09/30/96              14,916          14,850           14,224
          10/31/96              15,012          14,752           14,005
          11/30/96              15,466          15,465           14,582
          12/31/96              16,180          15,677           14,964


Commencement of Operations January 3, 1995. Past performance is not predictive of future performance.

This graph compares an initial $10,000 investment made in the JPM Small Company Portfolio at its inception with a similar investment in the Russell 2500 Index and the Russell 2000 Index. The Russell 2000 Index more accurately represents the market capitalization of the Portfolio's total assets. For the purpose of this graph and the accompanying table, the average annual total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total returns for periods of less than one year have not been annualized.

Shares of the Portfolio presently are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and qualified pension and retirement plans outside the separate account context. Total returns do not reflect any separate account expenses imposed on the policies which may include a sales charge, premium tax charge, DAC tax sales charge, cost of insurance, mortality expenses, surrender and other charges.

The Russell 2500 Index and the Russell 2000 Index are unmanaged indexes and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

================================================================================
                           JPM Small Company Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Advisor's Investment Review

12-month period ended December 31, 1996

Market Review: Despite the strong sell-off in July, the small cap market posted strong gains in the months that followed and finished 1996 at a level similar to its peak in mid-May. Even with the strong performance of small cap stocks later in the year, the Russell 2000 Index's return of 16.5% and the Russell 2500 Index's return of 19.03% continued to trail the 22.96% return of the S&P 500 for the year. Small cap stocks did end the year on a positive note, however, as they regained some ground on large cap stocks during the final days of the year. In fact, December was the first month since August that small cap stocks outperformed large cap stocks.

The energy, bank, savings and loan, and REIT sectors of the Russell 2000 were the strongest sectors during the year, particularly during the fourth quarter. Similarly, the healthcare sector was the most significant underperformer for the year.

Portfolio Review: The Portfolio provided a total return of 21.74% for the year ended December 31, 1996. In particular, the fourth quarter was the best quarter of the year for the Portfolio. Stock selection was particularly strong across mostly all economic sectors. The sectors which contributed the most to performance were basic industry and insurance, both helped by the two largest holdings in the Portfolio. Dekalb Genetics, had a particularly strong fourth quarter and was the best performing security in the Portfolio during the year. Dekalb continues to be the largest security in the Portfolio and we continue to believe that the stock is attractive. Capital Re, the second largest holding in the Portfolio, also contributed to outperformance over the 12 month period. The sectors detracting from performance included media/entertainment and energy. Please refer to pages 26-32 for a complete schedule of portfolio investments.

Outlook: The investing environment entering 1997 is remarkably similar to what it was at the beginning of 1996. Despite some recent slowing, profit growth has been robust, with margins at or near record levels. However, we see some particularly strong positives for the small cap market. First, we expect improved relative valuation of small cap stocks due to their prolonged underperformance versus large cap stocks. Finally, the likelihood of a stable or additional strengthening of the dollar should benefit small cap stocks relative to large cap stocks.

================================================================================
                           JPM Small Company Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Portfolio Composition

  (The folowing table was represented as a pie chart in the printed material.)

               Common Stock                       95.74%
               Short-Term Obligations              4.26%


================================================================================
    LIST OF TOP TEN LONG-TERM HOLDINGS
================================================================================
                                                                Percent of
                                                             Total Investments
    Dekalb Genetics Corp.                                          3.21%
    Capital Re Corp.                                               3.15
    Commercial Metals Co.                                          1.83
    Intermet Corp.                                                 1.82
    MMI Companies, Inc.                                            1.50
    Roosevelt Financial Group, Inc.                                1.25
    Network General Corp.                                          1.13
    Applied Power, Inc.                                            1.11
    Central Hudson Gas & Electric Corp.                            1.10
    Steel Technologies, Inc.                                       1.08
    Balance - 281 Security Positions                              82.82
--------------------------------------------------------------------------------
    TOTAL                                                        100.00%
--------------------------------------------------------------------------------

================================================================================
                           JPM Small Company Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Portfolio Composition (continued)

================================================================================
     LIST OF TOP TEN INDUSTRIES
================================================================================
                                                                Percent of
                                                             Total Investments
     Financial Services                                             9.62%
     Real Estate                                                    8.02
     Computer - Software                                            6.27
     Consumer Products                                              4.98
     Electronics                                                    4.10
     Metals & Mining                                                3.94
     Automotive Parts & Accessories                                 3.51
     Banking                                                        3.43
     Telecommunications                                             3.32
     Medical Management & Services                                  2.98
--------------------------------------------------------------------------------
     TOTAL                                                         50.17%
--------------------------------------------------------------------------------

================================================================================
                           JPM Small Company Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments

================================================================================
   COMMON STOCK--106.12%
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   Aerospace--1.69%
   Orbital Sciences Corp.+                       1,950           $   33,638
   Rohr Industries, Inc.+                        1,400               31,675
                                                                 ----------
                                                                     65,313
                                                                 ----------
   Airline--0.12%
   Mesa Air Group, Inc.+                           700                4,725
                                                                 ----------
   Automotive--0.50%
   Lithia Motors, Inc.+                            400                4,450
   Wabash National Corp.                           800               14,700
                                                                 ----------
                                                                     19,150
                                                                 ----------
   Automotive Parts & Accessories--3.89%
   Excel Industries, Inc.                        2,250               37,406
   Intermet Corp.                                4,850               78,206
   Simpson Industries, Inc.                      3,200               34,850
                                                                 ----------
                                                                    150,462
                                                                 ----------
   Banking--3.81%
   American Federal Bank, FSB                      200                3,775
   CCB Financial Corp.                             200               13,650
   Cole Taylor Financial Group                     200                5,300
   Colonial BancGroup, Inc.                      1,100               44,000
   First Hawaiian, Inc.                            300               10,500
   First Republic Bancorp., Inc.+                  400                6,700
   FirstFed Financial Corp.+                       500               11,000
   Irwin Financial Corp.                           400                9,900
   North Fork Bancorp, Inc.                        200                7,125
   Pinnacle Financial Services, Inc.               400                9,450
   Security First Network Bank+                    300                3,075
   Sterling Bancshares, Inc.                       600               11,325
   Trustco Bank Corp., NY                          530               11,329
                                                                 ----------
                                                                    147,129
                                                                 ----------
   Biopharmaceuticals--1.42%
   Human Genome Sciences, Inc.+                    700               28,525
   Incyte Pharmaceuticals+                         300               15,450
   Somatogen, Inc.+                              1,000               11,000
                                                                 ----------
                                                                     54,975
                                                                 ----------
   Broadcasting--0.50%
   Digital Generation Systems+                     300                2,512
   Heartland Wireless+                             500                6,562
   Heritage Media Corp.+                           900               10,125
                                                                 ----------
                                                                     19,199
                                                                 ----------
   Building Materials--0.06%
   BMC West Corp.+                                 200                2,450
                                                                 ----------
   Chemical--1.17%
   Bush Boake Allen, Inc.+                         600               15,975
   General Chemical Group, Inc.                    600               14,175
   Hexcel Corp.+                                   300                4,875
   Landec Corp.+                                   200                1,525
   OM Group, Inc.                                  150                4,050
   Synalloy Corp.                                  300                4,725
                                                                 ----------
                                                                     45,325
                                                                 ----------
   Commercial Services--2.18%
   Equity Corp. Intl.+                             550               11,000
   Measurex Corp.                                  800               19,200
   National Processing, Inc.+                      200                3,200
   Pinkertons, Inc.+                               600               15,075
   Robert Half International, Inc.+                600               20,625
   Steiner Leisure, Ltd.+                          500               10,063
   Whittman-Hart, Inc.+                            200                5,125
                                                                 ----------
                                                                     84,288
                                                                 ----------
   Communication Services--0.53%
   BBN Corp.+                                      700               15,750
   May & Speh, Inc.+                               400                4,900
                                                                 ----------
                                                                     20,650
                                                                 ----------
   Computer - Peripherals--0.33%
   In Focus Systems, Inc.+                         400                8,650
   VideoServer, Inc.+                              100                4,250
                                                                 ----------
                                                                     12,900
                                                                 ----------
   Computer - Software--6.95%
   Acxiom Corp.+                                   400                9,600
   Adept Technology+                               900                6,637
   Analogy, Inc.+                                  500                2,250
--------------------------------------------------------------------------------

                       See notes to financial statements.

================================================================================
                           JPM Small Company Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
================================================================================
   COMMON STOCK (CONTINUED)
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   Computer - Software (continued)
   Aspen Technologies, Inc.+                       100           $    8,025
   Avid Technology, Inc.+                          400                4,150
   BA Merchant Services, Inc.+                     400                7,150
   Checkfree Corp.+                                600               10,275
   DST Systems, Inc.+                              400               12,550
   Edify Corp.+                                    700               11,200
   Forte Software, Inc.+                           100                3,275
   Inso Corp.+                                     300               11,925
   Legato Systems, Inc.+                           100                3,262
   Mathsoft, Inc.+                               1,150                4,312
   Metatools, Inc.+                                200                2,350
   Metromail Corp.+                                400                7,300
   Microware Systems Corp.+                        200                2,850
   Network General Corp.+                        1,600               48,400
   Oak Technology, Inc.+                         1,400               15,750
   Objective Systems
    Integrators, Inc.+                             600               14,325
   Pinnacle Systems, Inc.+                         800                8,400
   Raster Graphics, Inc.+                          500                5,938
   Red Brick Systems, Inc.+                        300                6,900
   Sapient Corp.+                                  200                8,425
   Simulation Sciences, Inc.+                      400                5,950
   Transaction Systems
    Architects, Inc.+                              500               16,625
   Tripos,Inc.+                                  1,100               12,925
   Vanstar Corp.+                                  300                7,350
   Visigenic Software, Inc.+                       700               10,675
                                                                 ----------
                                                                    268,774
                                                                 ----------
   Consumer Products--5.52%
   Consolidated Cigar
    Holdings, Inc.+                                200                4,950
   Coors, Adolph Co., Class B                      500                9,500
   Dekalb Genetics Corp.                         2,700              137,700
   Dreyers Grand Ice Cream, Inc.                   400               11,600
   Eskimo Pie Corp.                                300                3,337
   French Fragrances, Inc.+                        900                6,975
   Lazare Kaplan
    International, Inc.+                           400                6,850
   Libbey, Inc.                                    800               22,300
   Riviana Foods, Inc.                             600               10,350
                                                                 ----------
                                                                    213,562
                                                                 ----------
   Education Services--1.14%
   DeVry, Inc., Delaware+                        1,600               37,600
   Education Management
    Corp.+                                         300                6,300
                                                                 ----------
                                                                     43,900
                                                                 ----------
   Electrical Equipment--1.52%
   Bolder Technologies Corp.+                      400                6,575
   Encore Wire Corp.+                            1,200               20,700
   Flextronics International, Ltd.+                100                2,775
   Kuhlman Corp.                                   300                5,812
   Micrel, Inc.+                                   500               15,812
   Microchip Technologies, Inc.+                   100                5,088
   Silicon Valley Group, Inc.+                     100                2,012
                                                                 ----------
                                                                     58,774
                                                                 ----------
   Electronics--4.54%
   Actel Corp.+                                  1,600               38,000
   Advanced Technology
    Materials, Inc.+                             2,350               40,537
   American Residential
    Services, Inc.+                                100                2,712
   ESS Technology+                                 400               11,250
   Gemstar International
    Group, Ltd.+                                   200                3,500
   Input/Output, Inc.+                             600               11,100
   Itron, Inc.+                                  1,000               17,750
   Mentor Graphics Corp.+                           88                  858
   Nimbus CD
    International, Inc.+                         1,000                8,500
   SDL, Inc.+                                    1,575               41,344
                                                                 ----------
                                                                    175,551
                                                                 ----------
   Entertainment & Leisure--2.35%
   Ascent Entertainment
    Group, Inc.+                                   900               14,512
   IMAX Corp.+                                     900               27,900
--------------------------------------------------------------------------------

                       See notes to financial statements.

================================================================================
                           JPM Small Company Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
================================================================================
   COMMON STOCK (CONTINUED)
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   Entertainment & Leisure (Continued)
   Johnson Worldwide
    Association, Inc., Class A+                    300           $    3,975
   SCP Pool Corp.+                                 400                8,300
   WMS Industries, Inc.+                         1,800               36,000
                                                                 ----------
                                                                     90,687
                                                                 ----------
   Financial Services--10.66%
   Amresco, Inc.+                                  300                8,025
   Bank United Corp.                               300                8,025
   Banknorth Group, Inc.                           600               24,900
   Capital Re Corp.                              2,900              135,212
   Charter One Financial, Inc.                     300               12,600
   Community First
    Bankshares, Inc.                               255                7,012
   Emergent Group, Inc.+                           200                2,100
   First Alliance Corp.+                           200                6,050
   GBC Bancorp                                   1,000               28,125
   HUBCO, Inc.                                   1,130               27,684
   Hambrecht & Quist Group+                        300                6,487
   Litchfield Financial Corp.                      505                7,449
   National Commerce Bancorp                       500               19,125
   Roosevelt Financial
    Group, Inc.                                  2,550               53,550
   Southwest Securities
    Group, Inc.                                  1,250               18,750
   Trans Financial, Inc.                           200                4,600
   WFS Financial, Inc.+                            500                9,938
   Westamerica Bancorp                             400               23,100
   Willis Lease Finance Corp.+                     300                3,863
   Winthrop Resources Corp.                        200                5,750
                                                                 ----------
                                                                    412,345
                                                                 ----------
   Food Processing--0.68%
   Calgene, Inc.+                                  500                2,500
   Morningstar Group, Inc.+                        600               11,775
   Sanderson Farms, Inc.                           400                6,700
   Savannah Foods &
    Industries, Inc.                               400                5,400
                                                                 ----------
                                                                     26,375
                                                                 ----------
   Forest Products & Paper--0.60%
   Caraustar Industries, Inc.                      500               16,625
   Universal Forest Products, Inc.                 500                6,625
                                                                 ----------
                                                                     23,250
                                                                 ----------
   Furniture & Appliances--0.55%
   Aaron Rents, Inc.                               500                5,937
   Bush Industries, Inc.                           800               15,400
                                                                 ----------
                                                                     21,337
                                                                 ----------
   Health Services--0.36%
   Summit Care Corp.+                              850               13,919
                                                                 ----------
   Home Construction--1.11%
   D.R. Horton, Inc.+                            3,954               43,000
                                                                 ----------
   Hospital Services & Supplies--0.98%
   Cellpro, Inc.+                                1,100               13,750
   Mariner Health Group, Inc.+                   2,400               20,100
   PerSeptive Biosystems, Inc.+                    600                4,162
                                                                 ----------
                                                                     38,012
                                                                 ----------
   Insurance--2.80%
   Chartwell Re Corp                               400               10,700
   MMI Companies, Inc.                           2,000               64,500
   RenaissanceRe Holdings, Ltd.                  1,000               33,000
                                                                 ----------
                                                                    108,200
                                                                 ----------
   Lodging--1.28%
   Candlewood Hotel Co., Inc.+                     600                5,775
   Doubletree Corp.+                               300               13,500
   Extended Stay America, Inc.+                  1,500               30,187
                                                                 ----------
                                                                     49,462
                                                                 ----------
   Machinery--2.97%
   Applied Power, Inc.                           1,200               47,550
   Credence Systems Corp.+                         400                8,050
   Greenfield Industries, Inc.                     400               12,250
   IDEX Corp                                       400               15,950
   Modine Manufacturing Co.                        300                8,025
--------------------------------------------------------------------------------

                       See notes to financial statements.

================================================================================
                           JPM Small Company Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
================================================================================
   COMMON STOCK (CONTINUED)
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   Machinery (continued)
   National-Oilwell, Inc.+                         600           $   18,450
   Shaw Group, Inc.+                               200                4,674
                                                                 ----------
                                                                    114,949
                                                                 ----------
   Manufacturing--1.87%
   ABC Rail Products Corp.+                        300                5,963
   Amcast Industrial Corp.                         600               14,850
   Safety 1st, Inc.+                             2,250               23,063
   Strategic Manufacturing, Inc.+                1,100                8,662
   W.H. Brady Co., Class A                         800               19,700
                                                                 ----------
                                                                     72,238
                                                                 ----------
   Medical - Biotechnology--1.41%
   Affymetrix, Inc.+                               200                4,037
   Kensey Nash Corp.                             1,000               15,000
   Keravision, Inc.+                             1,450               19,938
   Mycogen Corp.+                                  100                2,150
   Sequana Therapeutics, Inc.+                     700               11,725
   Virus Research Institute, Inc.+                 300                1,725
                                                                 ----------
                                                                     54,575
                                                                 ----------
   Medical - Mgmt. & Services--3.30%
   Applied Analytical+                             200                3,825
   Arqule, Inc.+                                   200                3,150
   Diagnostic Health
    Services, Inc.+                                500                4,000
   Eclipse Surgical
    Technologies, Inc.+                            400                3,500
   Heartstream, Inc.+                              600                7,500
   Kapson Senior Quarters Corp.+                   600                4,800
   Lifeline Systems, Inc.+                         300                5,250
   Medi-Ject Corp.+                              1,100                3,987
   Paracelsus Healthcare Corp.+                    500                1,813
   Physio-Control
    International Corp.+                           300                6,750
   Research Medical, Inc.+                         800               18,400
   Sunrise Assisted Living, Inc.+                  200                5,575
   Sierra Health Services, Inc.+                 1,000               24,625
   Sola International, Inc.+                       300               11,400
   Sterling House Corp.+                           600                5,250
   Transkaryotic Therapies, Inc.+                  100                1,850
   Ventana Medical Systems+                      1,100               15,950
                                                                 ----------
                                                                    127,625
                                                                 ----------
   Metals & Mining--4.37%
   Commercial Metals Co.                         2,600               78,325
   Mueller Industries, Inc.+                       400               15,400
   Oregon Steel Mills, Inc.                        500                8,375
   Schnitzer Steel Industries,
    Inc., Class A                                  800               20,500
   Steel Technologies, Inc.                      3,500               46,375
                                                                 ----------
                                                                    168,975
                                                                 ----------
   Office Products--0.96%
   American Pad & Paper Co.+                     1,500               33,938
   Nu-Kote Holdings, Inc.+                         300                3,075
                                                                 ----------
                                                                     37,013
                                                                 ----------
   Oil - Production--2.42%
   Devon Energy Corp.                              500               17,375
   Flores & Rucks, Inc.+                           500               26,625
   Monterey Resources, Inc.+                       500                8,063
   Newfield Exploration Co.+                       600               15,600
   Texas Meridian Resources
    Corp.+                                         400                6,850
   Vastar Resources, Inc.                          500               19,000
                                                                 ----------
                                                                     93,513
                                                                 ----------
   Oil - Services--1.18%
   Camco International, Inc.                       300               13,838
   Dreco Energy Services, Ltd.+                    500               18,313
   Smith International, Inc.+                      300               13,462
                                                                 ----------
                                                                     45,613
                                                                 ----------
   Pharmaceuticals--1.50%
   Agouron
    Pharmaceuticals, Inc.+                         100                6,775
   Houghton
    Pharmaceuticals, Inc.+                         700                3,675
--------------------------------------------------------------------------------

                       See notes to financial statements.

================================================================================
                           JPM Small Company Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
================================================================================
   COMMON STOCK (CONTINUED)
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   Pharmaceuticals (continued)
   IDEC Pharmaceuticals
    Corp.+                                         300           $    7,125
   Onyx Pharmaceuticals, Inc.+                     300                3,338
   Sangstat Medical Corp.+                         700               18,550
   Vertex Pharmaceuticals, Inc.+                   300               12,075
   Vical, Inc.+                                    400                6,600
                                                                 ----------
                                                                     58,138
                                                                 ----------
   Pollution Control-2.32%
   American Disposal
    Services, Inc.+                              1,000               18,500
   Culligan Water Technology+                      300               12,150
   Dames & Moore, Inc.                           1,850               27,056
   Sevenson Environmental
    Services, Inc.                                 500                9,125
   Tetra Technologies+                             900               22,725
                                                                 ----------
                                                                     89,556
                                                                 ----------
   Publishing & Printing--1.60%
   Banta Corp.                                     500               11,438
   Consolidated Graphics, Inc.+                    600               33,600
   K-III Communications Corp.+                     700                7,525
   Norwood Promotional
    Products, Inc.+                                500                9,125
                                                                 ----------
                                                                     61,688
                                                                 ----------
   Railroad--0.45%
   Genesee & Wyoming,Inc.+                         500               17,375
                                                                 ----------
   Real Estate--8.89%
   Arden Realty Group, Inc.                        400               11,100
   Bay Apartment
    Communities, Inc.                              500               18,000
   Brandywine Realty Trust                         200                3,900
   Cali Realty Corp.                               600               18,525
   Capstone Capital Trust, Inc.                  1,000               22,375
   Chelsea GCA Realty,Inc                          700               24,238
   Colonial Properties                             900               27,338
   Columbus Realty Trust                         1,100               25,025
   Developer Diversified
    Realty Corp.                                 1,000               37,125
   Gables Residential Trust                        800               23,200
   Healthcare Realty                               600               15,900
   Highwood Properties, Inc.                       600               20,250
   Liberty Property Trust                          500               12,875
   Oasis Residential, Inc.                         800               18,200
   Patriot American
    Hospitality, Inc.                              300               12,937
   Price Reits, Inc.                               300               11,550
   Public Storage, Inc.                            400               12,400
   Starwood Lodging, Inc.                          400               22,050
   Weeks Corp.                                     200                6,650
                                                                 ----------
                                                                    343,638
                                                                 ----------
   Restaurants--0.89%
   Landry's Seafood
    Restaurants, Inc.+                             800               17,100
   Papa John's
    International, Inc.+                           450               15,188
   Planet Hollywood
    International, Inc.+                           100                1,975
                                                                 ----------
                                                                     34,263
                                                                 ----------
   Retail Stores--3.01%
   Books-a-Million, Inc.+                          800                5,500
   Catherine Stores Corp.+                       1,400                7,700
   Charming Shoppes, Inc.+                       2,100               10,631
   dELia*s, Inc.+                                  100                1,988
   Dominick's Supermarkets, Inc.+                  300                6,525
   Duckwall-Alco Stores, Inc.+                     200                2,850
   Garden Ridge Corp.+                           2,300               19,838
   Linens' N Things, Inc.+                         500                9,812
   Loehmann's Holdings, Inc.+                      400                9,200
   One Price Clothing
    Stores, Inc.+                                1,300                3,737
   Pacific Sunwear of California+                  100                2,575
   Party City Corp.+                               600               10,200
   Penn Traffic Co.+                             1,550                5,619
   Stage Sores, Inc.+                              400                7,300
   Urban Outfitters+                             1,000               13,000
                                                                 ----------
                                                                    116,475
                                                                 ----------
--------------------------------------------------------------------------------

                       See notes to financial statements.

================================================================================
                           JPM Small Company Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
================================================================================
   COMMON STOCK (CONTINUED)
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   Telecommunications--3.68%
   DSP Communications+                             100           $    1,938
   Digital Microwave
    Corp.+                                       1,300               36,238
   ICG Communications, Inc.+                       400                7,050
   Omnipoint Corp.+                                600               11,550
   P-Com, Inc.+                                    500               14,813
   Paging Network, Inc.+                         2,350               35,838
   Premiere Technologies, Inc.+                  1,000               25,000
   Proxim, Inc.+                                   400                9,200
   Wireless One, Inc.+                             100                  663
                                                                 ----------
                                                                    142,290
                                                                 ----------
   Textiles & Shoes--0.60%
   Ashworth, Inc.+                                 400                2,300
   Collins & Aikman+                             1,300                8,125
   Wolverine World Wide Inc.                       350               10,150
   Worldtex, Inc.+                                 300                2,663
                                                                 ----------
                                                                     23,238
                                                                 ----------
   Transportation--0.29%
   Allied Holdings, Inc.+                          200                1,600
   Trico Marine Services, Inc.+                    200                9,600
                                                                 ----------
                                                                     11,200
                                                                 ----------
   Trucking & Leasing--1.63
   American Freightways Corp.+                   1,250               13,906
   Caliber System, Inc.                            300                5,775
   Rollins Truck Leasing                         1,750               22,094
   USA Truck, Inc.+                                400                3,200
   Werner Enterprises, Inc.                      1,000               18,125
                                                                 ----------
                                                                     63,100
                                                                 ----------
   Utilities - Electric--2.42%
   Black Hills Corp.                               200                5,625
   Calpine Corp.+                                  300                6,000
   Central Hudson Gas &
    Electric Corp.                               1,500               47,063
   Central Louisiana Electric, Inc.              1,100               30,388
   St. Joseph Light & Power Co.                    300                4,612
                                                                 ----------
                                                                     93,688
                                                                 ----------
   Utilities - Gas--1.49%
   New Jersey Resources Corp.                      200                5,850
   Providence Energy Corp.                         800               14,000
   United Cities Gas Co.                         1,200               27,000
   Wicor, Inc.                                     300               10,763
                                                                 ----------
                                                                     57,613
                                                                 ----------
   Utilities - Oil--0.51%
   K N Energy,Inc                                  500               19,625
                                                                 ----------
   Utilities - Water & Sewer--1.12%
   Aquarion Co.                                    200                5,575
   E'Town Corp.                                    500               15,812
   SJW Corp.                                       100                4,687
   Southern California Water Co.                   800               17,400
                                                                 ----------
                                                                     43,474
                                                                 ----------
   Total Common Stock
   (Cost $3,746,053)                                             $4,103,576
                                                                 ----------
--------------------------------------------------------------------------------

                       See notes to financial statements.

================================================================================
                           JPM Small Company Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments

================================================================================
   SHORT-TERM OBLIGATIONS--4.72%
================================================================================
                                               Principal        Market Value
   U.S. Treasury Bills                           Amount           (Note B)
   -------------------                         ---------        ------------
   4.670%, due 01/23/97                       $   16,000         $   15,954
   4.845%, due 01/23/97                           24,000             23,929
   4.820%, due 03/06/97                           15,000             14,871
   4.850%, due 03/06/97                           61,000             60,473
   4.890%, due 03/06/97                           18,000             17,844
   4.910%, due 03/06/97                           20,000             19,827
   5.000%, due 03/06/97                           30,000             29,741
                                                                 ----------
   Total Short-Term Obligations
   (Cost $182,631)                                               $  182,639
                                                                 ----------
--------------------------------------------------------------------------------


================================================================================
   SUMMARY OF TOTAL NET ASSETS
================================================================================
                                                                Market Value
                                                                   (Note B)
                                                                ------------
   Total Investments
   (Cost $3,928,684)*                           110.84%          $4,286,215

   Other assets, less liabilities               (10.84)            (419,213)
                                                ------           ----------

   Total Net Assets                             100.00%          $3,867,002
                                                ======           ==========
--------------------------------------------------------------------------------

   *Aggregate cost for Federal income tax purposes.
   +Non-income producing security.

                       See notes to financial statements.

================================================================================
                       JPM International Equity Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

                                   Portfolio Facts
                                   ---------------------------------------------
                                                  Inception Date
                                                  January 3, 1995
                                   ---------------------------------------------
                                                   Fund Manager
                                      J.P. Morgan Investment Management, Inc.
                                   ---------------------------------------------
                                         Investment Objective and Strategy
                                       To provide a high total return from a
                                         portfolio of equity securities of
                                               foreign corporations.

                                   The Portfolio seeks to achieve its investment
                                     objective through country allocation and
                                          stock valuation and selection.
                                   ---------------------------------------------
                                             Net Assets as of 12/31/96
                                                    $6,249,926
                                   ---------------------------------------------
                                                Number of Holdings
                                                        256
                                   ---------------------------------------------
                                                Portfolio Turnover
                                                      71.24%
                                   ---------------------------------------------


=================================

---------------------------------
         IN THIS SECTION
---------------------------------

         Portfolio Facts
      Investment Comparison
      Portfolio Composition
Schedule of Portfolio Investments
=================================

================================================================================
                       JPM International Equity Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Investment Comparison

================================================================================
                       JPM International Equity Portfolio
                             and the MSCI EAFE Index
               Comparison of change in value of $10,000 investment
================================================================================

  (The folowing table was represented as a line chart in the printed material.)


                             International      Modified          MSCI
                                Equity         MSCI EAFE          EAFE
                              Portfolio          Index           Index
                              ---------       ----------       ----------
          01/31/95             $ 9,847         $ 9,616          $ 9,616
          02/28/95               9,637           9,588            9,588
          03/31/95              10,155          10,186           10,186
          04/28/95              10,426          10,569           10,569
          05/31/95              10,320          10,631           10,444
          06/30/95              10,229          10,540           10,261
          07/31/95              10,910          11,145           10,900
          08/31/95              10,579          10,725           10,464
          09/30/95              10,749          10,970           10,688
          10/31/95              10,595          10,759           10,401
          11/30/95              10,805          10,979           10,690
          12/31/95              11,238          11,391           11,121
          01/31/96              11,383          11,495           11,166
          02/28/96              11,443          11,597           11,204
          03/31/96              11,598          11,807           11,442
          04/30/96              11,865          12,068           11,775
          05/31/96              11,849          11,955           11,558
          06/30/96              11,999          12,026           11,623
          07/31/96              11,630          11,720           11,283
          08/30/96              11,746          11,871           11,308
          09/30/96              12,057          12,168           11,609
          10/31/96              12,158          12,277           11,491
          11/30/96              12,653          12,805           11,948
          12/31/96              12,713          12,740           11,794


-------------------------------------------------
    Average Annual Total Returns for 12/31/96
-------------------------------------------------
                       This               Since
                      Quarter  1 Year   Inception
 Portfolio             5.44%   13.12%    12.79%
 Modified MSCI EAFE    3.87%   10.94%    12.85%
 MSCI EAFE             1.67%    6.36%     8.93%
-------------------------------------------------


Commencement of Operations January 3, 1995. Past performance is not predictive of future performance.

This graph compares an initial $10,000 investment made in the JPM International Equity Portfolio at its inception with a similar investment in the Modified MSCI EAFE Index and the MSCI EAFE Index. The Modified MSCI EAFE Index reflects actual portfolio composition for the period. For the purpose of this graph and the accompanying table, the total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total returns for periods of less than one year have not been annualized.

Shares of the Portfolio presently are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and qualified pension and retirement plans outside the separate account context. Total returns do not reflect any separate account expenses imposed on the policies which may include a sales charge, premium tax charge, DAC tax sales charge, cost of insurance, mortality expenses, surrender and other charges.

The Modified MSCI EAFE Index and the MSCI EAFE Index are unmanaged indexes and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

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================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Advisor's Investment Review

12-month period ended December 31, 1996

Market Review: In 1996, the performance of international equity markets continued to be overshadowed by the impressive returns of the U.S. stock market. While the S&P 500 Index was up 22.96%, international returns as measured by the Modified MSCI EAFE Index and the MSCI EAFE Index were up 10.94% and 6.36%, respectively, in local currency terms.

Returns in many European markets were ahead of the U.S. market. The strongest European markets in 1996 were Spain, Finland, Sweden and the Netherlands. The 50% advance in Spain was driven mostly by lowered interest rates and increased liquidity flows in the equity markets by private investors moving away from less attractive money market funds. The strength of Finland's equity market, which rose over 40%, was primarily due to one stock. Nokia, which makes up 43% of the Finnish market, was up almost 50% for the year. The Dutch equity market rose over 37% in 1996, though performance near the end of the year was mixed. The fourth quarter started off with a series of profit warnings, but was then boosted by strong results in the financial sector, in particular ABN Amro's decision to buy Standard Federal Bank in the U.S. Finally, the weakest market in Europe was Italy which rose only 7.9% over the year.

The Japanese equity market continued its downward trend, ending 1996 with a loss of nearly 8.0%. Although driven by aggressive buying into international blue chips such as Honda Motor by a handful of large U.S. investors in November, the market evidently remained unexcited about the general election of Japan's Diet in October. Hong Kong, the top performing market in the Pacific Rim, returned over 33% during 1996, driven by lower U.S. rates, a continuing economic recovery and a strengthening property market. Please refer to pages 38-43 for a complete schedule of portfolio investments.

Portfolio Review: The Portfolio provided a total return of 13.12% for the year ended December 31, 1996, significantly outperforming the broad market index. The Portfolio seeks to diversify its sources of value-added from independent country allocation, stock selection, and currency allocation decisions. All three investment decisions added to outperformance during 1996. Country allocations within Europe, particularly our decisions to overweight the strong Spanish, French, German, and Norwegian markets, contributed positively to performance. However, underweighting the strong markets of Sweden, Switzerland, the Netherlands and Malaysia offset some of these gains. Our stock selection decisions within markets, which have consistently been the most reliable source of excess return, added the greatest value during 1996. Within the Pacific Rim, stock picking in Japan, Hong Kong, Australia and Singapore was particularly strong. Within Europe, stock picking in Germany, Italy, and Switzerland contributed to performance. Finally, our currency decisions to continue to hedge a portion of our Japanese Yen exposure into the U.S. Dollar and to take advantage of the strong Sterling appreciation during the fourth quarter were both positive moves for the Portfolio.

Outlook: In an environment of continued low interest rates and a positive earnings cycle in both Continental Europe and Japan, there exists potential for reasonable equity terms close to the long-term average. Although markets would inevitably be hurt by a sudden fall in U.S. stock prices, we believe that, fundamentally, European valuations are more reasonable, and we expect that these markets may outperform the U.S. in 1997.

As valuations in the major markets within Europe are now close to fair value, we are looking to reduce our overweighted positions slightly in France and Germany. For the near term, we believe that there is still positive earnings momentum in these markets. Our strategy also favors the smaller markets of Spain, Belgium and Ireland, where valuations are more compelling.

In the Pacific Rim, we remain neutral on Japanese stocks. Although valuations are improving, oversupply and sagging investor confidence is still weighing on the market. We will continue to favor New Zealand and Australian stocks, while holding relatively neutral positions in Singapore and Hong Kong and underweighted positions in Malaysia.

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                       JPM International Equity Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Portfolio Composition

  (The folowing table was represented as a pie chart in the printed material.)

               Australia                           3.74%
               Switerland                          3.00%
               Other Countries                    11.41%
               Japan                              19.71%
               United Kingdom                     19.42%
               Germany                            13.25%
               France                             11.70%
               Netherlands                         4.66%
               Hong Kong                           4.47%
               Italy                               4.47%
               Spain                               4.17%


================================================================================
     LIST OF TOP TEN COUNTRIES
================================================================================
                                                                Percent of
                                                             Total Investments
     Japan                                                         19.71%
     United Kingdom                                                19.42
     Germany                                                       13.25
     France                                                        11.70
     Netherlands                                                    4.66
     Hong Kong                                                      4.47
     Italy                                                          4.47
     Spain                                                          4.17
     Australia                                                      3.74
     Switzerland                                                    3.00
--------------------------------------------------------------------------------
     TOTAL                                                         88.59%
--------------------------------------------------------------------------------

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                       JPM International Equity Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Portfolio Composition (continued)

================================================================================
     LIST OF TOP TEN INDUSTRIES
================================================================================
                                                                Percent of
                                                             Total Investments
     Banking                                                        9.68%
     Utilities                                                      7.35
     Chemicals & Plastics                                           6.81
     Oil & Gas-Integrated                                           5.63
     Insurance                                                      5.42
     Automobiles, Trucks & Parts                                    5.23
     Financial Services                                             5.10
     Telecommunications                                             4.93
     Publishing & Printing                                          4.18
     Pharmaceuticals                                                4.03
--------------------------------------------------------------------------------
     TOTAL                                                         58.58%
--------------------------------------------------------------------------------


================================================================================
     LIST OF TOP TEN LONG-TERM HOLDINGS
================================================================================
                                                                Percent of
                                                             Total Investments
     BASF, A.G.                                                     1.84%
     Volkswagen, A.G., Pfd.                                         1.63
     Royal Dutch Petroleum Co.                                      1.60
     Veba, A.G.                                                     1.54
     British Petroleum, PLC                                         1.34
     Toyota Motor Co., Ltd.                                         1.33
     Novartix, A.G.                                                 1.18
     Munchener Ruckversicherungs                                    1.16
     Broken Hill Properties Co., Ltd.                               1.02
     Glaxo Wellcome, PLC                                            1.01
     Balance - 246 Security Positions                              86.35
--------------------------------------------------------------------------------
     TOTAL                                                        100.00%
--------------------------------------------------------------------------------

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                       JPM International Equity Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments

================================================================================
   COMMON STOCK--99.75%
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   Australia--3.48%
   Broken Hill Properties
    Co., Ltd.                                    4,640           $   66,044
   C.S.R., Ltd.                                  6,800               23,765
   National Australia
    Bank, Ltd.                                   4,300               50,548
   News Corporation, Ltd.                        3,000               15,822
   Southcorp Holdings, Ltd.                      7,600               24,146
   WMC, Ltd.                                     5,900               37,162
                                                                 ----------
                                                                    217,487
                                                                 ----------
   Belgium--2.46%
   Arbed, NPV                                      100               10,861
   Electrabel, NPV                                 188               44,448
   Fortis, A.G                                     190               30,446
   Generale de Banque, NPV                          43               15,398
   Petrofina, S.A                                   70               22,258
   Solvay, S.A                                      50               30,577
                                                                 ----------
                                                                    153,988
                                                                 ----------
   Finland--1.50%
   Kemira, OY, ADR                                 500               12,584
   Metra, OY                                       200               11,195
   Nokia, OY, AB, Class A                          700               40,520
   Outokumpu, OY                                   500                8,516
   Rautaruukki, OY                                 900                8,299
   UPM - Kymmene, OY+                              600               12,562
                                                                 ----------
                                                                     93,676
                                                                 ----------
   France--12.08%
   Air Liquide (L')                                127               19,788
   Alcatel Alsthom                                 150               12,026
   Bouygues                                        188               19,456
   Canal Plus                                       50               11,022
   Carrefour                                        37               24,028
   Christian Dior, S.A                             190               30,590
   Cie Generale des Eaux                           350               43,290
   Credit Commercial de France                     430               19,851
   Credit Local de France                          360               31,300
   Elf Aquitane                                    614               55,782
   Eridania Beghin-Say, S.A                        120               19,274
   Groupe Danone                                   292               40,609
   Lagardere Groupe                                600               16,435
   Montupet                                        170               16,350
   Pathe, Inc.+                                     50               12,022
   Peugot, S.A                                     150               16,850
   Pinault Printemps Redoute                        50               19,793
   Promodes                                        170               47,906
   Rexel                                           100               30,296
   Rhone-Poulenc, S.A., Class A                    710               24,160
   Saint Gobain                                    140               19,766
   Sanofi                                          375               37,221
   Schneider, S.A                                  200                9,229
   Sidel                                           280               19,228
   Societe Generale                                211               22,769
   Synthelabo                                      380               41,006
   Television Francaise                            130               12,403
   Total, S.A., Class B                            373               30,278
   Union Assurance Federal                         270               33,239
   Usinor Sacilor                                1,310               19,025
                                                                 ----------
                                                                    754,992
                                                                 ----------
   Germany--10.80%
   AVA Allegemeine Handels
    der Verbraucher, A.G.+                          70               20,031
   Allianz, A.G. Holding                            28               50,328
   BASF, A.G                                     3,100              118,681
   Bayerische Hypotheken-und
    Wechsel Bank, A.G                            1,190               35,829
   Bilfinger and Berger, A.G                       450               16,702
   Deutsche Pfandbrief &
    Hypothekenbank, A.G                            500               22,516
   Douglas Holding, A.G                            350               14,081
   Dresdner Bank, A.G                            2,060               61,489
   Fried Krupp, A.G                                250               40,637
   Henkel+                                         750               35,794
   Munchener
    Ruckversicherungs                               31               75,131
   S.A.P., A.G                                     150               20,489
   Seimens, A.G                                  1,380               63,954
   Veba, A.G                                     1,730               99,348
                                                                 ----------
                                                                    675,010
                                                                 ----------
--------------------------------------------------------------------------------

                       See notes to financial statements.

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                       JPM International Equity Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments

================================================================================
   COMMON STOCK (CONTINUED)
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   Hong Kong--4.62%
   Bank of East Asia,Ltd                         4,200           $   18,679
   Cheung Kong Holdings, Ltd.                    5,000               44,441
   HSBC Holdings, PLC                              800               17,117
   Henderson Land
    Development Co., Ltd.                        5,000               50,421
   Hong Kong
    Telecommunications, Ltd.                    10,800               17,384
   Hong Kong Electric
    Holdings, Ltd.                               6,000               19,936
   Hutchinson Whampoa, Ltd.                      6,000               47,124
   Sun Hung Kai
    Properties, Ltd.                             1,000               12,250
   Swire Pacific, Ltd., Class A                  3,500               33,371
   Television Broadcast, Ltd.                    7,000               27,964
                                                                 ----------
                                                                    288,687
                                                                 ----------
   Ireland--1.57%
   Bank of Ireland                               3,200               28,978
   CRH, PLC                                      1,200               12,390
   Greencore Goup, PLC                           2,400               15,233
   Irish Life, PLC                               4,000               18,551
   Jefferson Smurfit
    Group, PLC                                   7,700               22,678
                                                                 ----------
                                                                     97,830
                                                                 ----------
   Italy--4.56%
   Assicurasioni Generali, SPA                   2,300               43,489
   Arnoldo Mondadori
    Editore, SPA                                 2,400               19,494
   Ente Nazionale
    Ibrocarburi, SPA (ENI)                      11,300               57,856
   Fiat, SPA                                     8,500               25,659
   Instituto Mobiliare Italiano                  3,300               28,214
   Montedison, SPA                              29,700               20,197
   Parmalat Finanziaria, SPA                    12,600               19,225
   Stet Societa' Finanziara
    Telefonica, SPA                              7,400               24,942
   Telecom Italia, SPA                          17,800               46,124
                                                                 ----------
                                                                    285,200
                                                                 ----------
   Japan--20.14%
   Asahi Bank, Ltd.                              3,000               26,622
   Asatsu, Inc.                                    200                6,341
   Cosmo Oil Co., Ltd.                           3,000               14,396
   Daiichi Pharmaceutical Co.+                   1,000               16,025
   Dai-Ichi Kangyo Bank, Ltd.                    1,000               14,388
   Daiwa Bank                                    5,000               35,035
   Daiwa Securities Co.                          1,000                8,874
   East Japan Railway Co.                            9               40,398
   Ebari Corp.                                   2,000               26,019
   Family Mart                                     300               11,967
   Fuji Fire & Marine Industries                 2,000                7,461
   Fujitsu, Ltd.                                 2,000               18,609
   Fukui Bank                                    2,000                8,702
   Gakken Co., Ltd.                              2,000               11,286
   Gunze, Ltd.                                   2,000               10,356
   Hitachi, Ltd.                                 6,000               55,828
   Hokkaido Takushoku Bank                       3,000                5,815
   Hokuriku Bank                                 2,000                9,787
   Iyo Bank                                      2,000               13,096
   Japan Tobacco, Inc.                               3               20,289
   Matsushita Electric
    Industrial Co., Ltd.                         2,000               32,567
   Mitsubishi Electric Corp.                     3,000               17,834
   Mitsubishi Heavy
    Industries, Ltd.                             4,000               31,705
   Mitsui Mining and
    Smelting Co.                                 5,000               17,016
   Mitsui Petrochemical Industries               2,000               10,339
   Mitsui Toatsu Chemicals, Inc.                 9,000               27,371
   Mizuno Corp.                                  3,000               22,693
   Nippon Hodo Co.                               1,000               11,545
   Nippon Sheet Glass Co.                        2,000                7,082
   Nippon Steel Corp.                           12,000               35,358
   Nishimatsu
    Construction Co., Ltd.                       2,000               17,403
   Nissan Diesel Motor Co.                       1,000                4,575
   Nissan Motor, Ltd.                            4,000               23,158
   Nissei Sangyo Co., Ltd.                       2,000               23,434
   Nomura Securities Corp., Ltd.                 2,000               29,982
   OJI Paper Co., Ltd.                           1,666               10,521
   Ricoh Co.                                     2,000               22,917
--------------------------------------------------------------------------------

                       See notes to financial statements.

================================================================================
                       JPM International Equity Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments

================================================================================
   COMMON STOCK (CONTINUED)
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   Japan (continued)
   Sanwa Bank                                    2,000           $   27,225
   Sakura Bank, Ltd.                             5,000               35,668
   Sanden Corp.                                  1,000                7,995
   Sekisui Chemical Co.                          2,000               20,160
   Sony Corp.                                      500               32,696
   Sumitomo Forestry Co.                         2,000               24,296
   Sumitomo Realty and
    Development                                  3,000               18,868
   Takashimaya Co., Ltd.                         2,000               23,951
   The Bank of Tokyo-
    Mitsubishi                                   2,000               37,047
   Toho Gas Co., Ltd.                            2,000                5,255
   Tohoku Electric Power
    Co., Inc.                                      900               17,834
   Tokai Bank                                    1,000               10,425
   Tokio Marine & Fire
    Insurance Co.                                1,000                9,391
   Tokyo Electric Power Co.                        600               13,130
   Tokyo Gas Co., Ltd.                           2,000                5,411
   Toyo Construction Co.                         3,000                9,150
   Toyo Trust and
    Banking Co., Ltd.                            4,000               32,222
   Toyota Motor Co., Ltd.                        3,000               86,069
   Tsubakimoto Chain                             2,000               10,683
   UBE Industries, Ltd.                          5,000               14,129
   UNYCo., Ltd.                                  1,000               18,265
   Yamaha Motor Co., Ltd.                        1,000                8,960
   Yamanouchi
    Pharmaceutical Co., Ltd.                     1,000               20,505
   Yamato Transport Co., Ltd.                    2,000               20,677
   Yamazaki Baking Co., Ltd.                     1,000               15,939
   Yokohama Rubber Co., Ltd.                     3,000               13,931
   Yuasa Trading Co.                             3,000               12,148
                                                                 ----------
                                                                  1,258,824
                                                                 ----------
   Malaysia--2.16%
   Commerce Asset-Holdings
    Berhad                                       3,000               22,570
   IOI Corp. Berhad                              8,000               12,291
   New Straits Times Press
    Berhad                                       5,000               28,905
   Sime Darby Berhad                            12,000               47,278
   Tenega Nasional Berhad                        5,000               23,956
                                                                 ----------
                                                                    135,000
                                                                 ----------
   Netherlands--4.82%
   Aegon, NV                                       610               38,828
   Dutch State Mines, NV                           225               22,166
   Internationale Nederlanden
    Groep, NV                                      575               20,677
   Koninklijke PTTNederland, NV                    550               20,955
   Philips Electronics, N.V                        510               20,639
   Polygram, N.V                                   360               18,315
   Royal Dutch Petroleum Co.                       590              103,319
   Unilever, NV, CVA                               190               33,569
   Wolters Kluwer, N.V                             170               22,556
                                                                 ----------
                                                                    301,024
                                                                 ----------
   New Zealand--1.32%
   Fletcher Challenge, Ltd.                     15,100               31,047
   Lion Nathan, Ltd.                             9,900               23,713
   Telecom Corp. of
    New Zealand, Ltd.                            5,400               27,548
                                                                 ----------
                                                                     82,308
                                                                 ----------
   Norway--1.79%
   Kvaerner, A.S., Class B                         500               21,690
   Norsk Hydro, A.S                              1,000               54,030
   Nycomed, A.S., Class B+                         400                6,139
   Orkla, A.S., Class B                            290               18,394
   Storebrand, A.S., Class A+                    2,000               11,589
                                                                 ----------
                                                                    111,842
                                                                 ----------
   Singapore--0.99%
   Development Bank of
    Singapore                                    1,000               13,512
   Keppel Corp., Ltd.                            1,000                7,792
   Singapore Airlines, Ltd.                      1,000                9,079
   Singapore Press
    Holdings, Ltd.                               1,000               19,731
--------------------------------------------------------------------------------

                       See notes to financial statements.

================================================================================
                       JPM International Equity Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments

================================================================================
   COMMON STOCK (CONTINUED)
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   Singapore (continued)
   Singapore
    Telecommunications, Ltd.                     5,000           $   11,796
                                                                 ----------
                                                                     61,910
                                                                 ----------
   Spain--4.30%
   Autopistas Concesionaria
    Espanola, S.A                                  400                5,505
   Banco Bilbao Vizcaya, S.A                       250               13,473
   Banco Popular Espanol, S.A                      140               27,446
   Bankinter                                       240               37,142
   Cortefiel, S.A                                  300                8,995
   Cubiertas y Mzov, S.A                           100                7,688
   Expresa Nacional de
    Electridad, S.A                                300               21,311
   Fuerzas Electridad de
    Cataluna, S.A., Class A                      1,151               11,326
   Hidroelectrica del
    Cantabrico, S.A                                300               11,428
   Iberdrola, S.A                                3,400               48,095
   Repsol, S.A                                     950               36,371
   Repsol, ADR                                     200                7,625
   Telefonica De Espana, S.A                     1,400               32,451
                                                                 ----------
                                                                    268,856
                                                                 ----------
   Switzerland--3.10%
   Fischer George, A.G                              11               11,388
   Nestle, S.A                                      28               29,966
   Novartix, A.G                                    67               76,183
   Roche Holdings
    Genusscheine, NPV                                3               23,270
   Schweizerische
    Ruckversicherungs
    Geselleschaft                                   15               15,964
   Schweizerischer Bankverein                      195               36,961
                                                                 ----------
                                                                    193,732
                                                                 ----------
   United Kingdom--20.06%
   Abbey National, PLC                           2,000               26,151
   Allied Colloids Group, PLC                    5,000               10,311
   Allied Domecq, PLC                            3,700               29,002
   Amersham Int'l., PLC                            500                9,841
   B.A.T. Industries, PLC                        4,400               36,485
   BOC Group, PLC                                  700               10,465
   BTR, PLC                                      3,000               14,582
   British Aerospace, PLC                          700               15,311
   British Airways, PLC                          2,650               27,507
   British Petroleum, PLC                        7,207               86,403
   British Telecommunications,
    PLC                                          5,650               38,147
   Cadbury Schweppes, PLC                        2,000               16,858
   Dalgety, PLC                                  2,800               17,395
   EMI, PLC                                        600               14,171
   General Cable, PLC+                           1,700                5,644
   General Electric, PLC                         1,700               11,114
   Glaxo Wellcome, PLC                           4,000               64,898
   Glynwed International, PLC                    3,000               17,200
   Guardian Royal
    Exchange, PLC                                6,900               33,006
   Guinness, PLC                                 1,800               14,094
   HSBC Holdings, PLC                            2,300               51,409
   Hillsdown Holding, PLC                        7,500               25,672
   Hyder, PLC                                    1,600               20,428
   J. Sainsbury, PLC                             5,100               33,866
   Kingfisher, PLC                               2,600               28,100
   Ladbroke Group, PLC                           8,300               32,956
   Lloyds Bank, PLC                              6,680               49,274
   Lucas Variety, PLC+                           4,600               17,517
   MEPC, PLC                                     2,800               20,750
   Marks & Spencer, PLC                            350                2,941
   National Grid Group, PLC                      6,800               22,694
   National Power, PLC                           2,950               24,689
   Pilkington, PLC                               5,800               15,684
   Prudential Corp., PLC                         3,100               26,103
   R.M.C. Group, PLC                               500                8,557
   RTZ Corp., PLC                                  950               15,226
   Racal Electronics, PLC                        3,700               16,211
   Rank Group, PLC                               3,950               29,441
   Reuter's Holding, PLC                         1,950               25,080
   Rolls Royce, PLC                              5,000               22,035
   Royal Bank of Scotland, PLC                   3,600               34,718
   Scottish Power, PLC                           4,000               24,029
   Sears, PLC                                   17,000               27,640
--------------------------------------------------------------------------------

                       See notes to financial statements.

================================================================================
                       JPM International Equity Portfolio
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments

================================================================================
   COMMON STOCK (CONTINUED)
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   United Kingdom (continued)
   Smithkline Beecham                            2,164           $   29,925
   Standard Chartered, PLC                       1,500               18,458
   Tarmac, PLC                                  12,000               20,127
   Tesco, PLC                                    3,700               22,417
   Tomkins, PLC                                  4,800               22,057
   Vodafone Group, PLC                           7,100               30,014
   Zeneca Group, PLC                             1,320               37,219
                                                                 ----------
                                                                  1,253,822
   Total Common Stock
   (Cost $5,718,791)                                             $6,234,188
                                                                 ----------
--------------------------------------------------------------------------------


================================================================================
   PREFERRED STOCK--3.27%
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   Australia--0.38%
   News Corp., Ltd.                              5,400           $   24,019
                                                                 ----------
   Germany--2.89%
   M.A.N., A.G                                     185               37,190
   RWE, A.G                                      1,140               38,096
   Volkswagen, A.G                                 330              105,139
                                                                 ----------
                                                                    180,425
                                                                 ----------
   Total Preferred Stock
   (Cost $186,838)                                               $  204,444
                                                                 ----------
--------------------------------------------------------------------------------


================================================================================
   RIGHTS AND WARRANTS--0.02%
================================================================================
                                                 Number         Market Value
   Company                                     of Shares          (Note B)
   -------                                     ---------        ------------
   Japan--0.02%
   Dowa Mining Co., exp. 1997                        2           $      763
                                                                 ----------
   Singapore--0.00%
   United Overseas Land,
    exp. 2001                                      300                  181
                                                                 ----------
   Switzerland--0.00%
   Canon Sales Co., Inc.,
    exp. 1997                                        2                  185
                                                                 ----------
   United Kingdom--0.00%
   Allied Colloids Group,
    exp. 1997                                    1,428                   61
                                                                 ----------
   Total Rights and Warrants
   (Cost $3,005)                                                 $    1,190
                                                                 ----------
--------------------------------------------------------------------------------


================================================================================
   CORPORATE BONDS--0.20%
================================================================================
                                               Principal         Market Value
   Company                                       Amount           (Note B)
   -------                                     ---------        ------------
   Japan--0.20%
   NEC Corp.,
   Conv, 1.900%,
    due 03/30/01                         JPY 1,000,000           $   12,492
                                                                 ----------
   Total Corporate Bonds
   (Cost $11,203)                                                $   12,492
                                                                 ----------
--------------------------------------------------------------------------------

                       See notes to financial statements.

================================================================================
                       JPM International Equity Portfolio
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

Schedule of Portfolio Investments

================================================================================
   GOVERNMENT BONDS--0.05%
================================================================================
                                               Principal         Market Value
                                                 Amount           (Note B)
                                               ---------        ------------
   Italy--0.05%
   Republic of Italy,
    Conv, 6.500%,
    due 06/28/01                         ITL 5,000,000           $    3,272
                                                                 ----------
   Total Government Bonds
   (Cost $3,249)                                                 $    3,272
                                                                 ----------
--------------------------------------------------------------------------------


================================================================================
   SUMMARY OF TOTAL NET ASSETS
================================================================================
                                                                 Market Value
                                                                  (Note B)
                                                                ------------
   Total Investments
   (Cost $5,923,086)*                           103.29%          $6,455,586

   Other assets, less liabilities                (3.29)            (205,660)
                                                                 ----------

   Total Net Assets                             100.00%          $6,249,926
                                                                 ==========
--------------------------------------------------------------------------------

   *Aggregate cost for Federal income tax purposes.
   +Non-income producing security.


================================================================================
     INDUSTRY DIVERSIFICATION
================================================================================

                                                   Percent of
                                               Total Investments
   Banking                                           9.68%
   Utilities                                         7.35
   Chemicals & Plastics                              6.81
   Oil & Gas-Integrated                              5.63
   Insurance                                         5.42
   Automobiles, Trucks & Parts                       5.23
   Financial Services                                5.10
   Telecommunications                                4.93
   Publishing & Printing                             4.18
   Pharmaceuticals                                   4.03
   Food Processing                                   3.76
   Metals/Mining                                     3.69
   Manufacturing Diversified                         3.68
   Retail Stores                                     3.29
   Engineering & Construction                        2.60
   Real Estate                                       2.32
   Electronics                                       2.20
   Transportation                                    1.81
   Aerospace/Defense                                 1.64
   Broadcast Media/Cable                             1.53
   Building Materials                                1.24
   Healthcare/Medical Products                       1.18
   Wine & Spirits                                    1.04%
   Leisure/Entertainment                             1.01
   Oil & Gas Exploration and Products                0.91
   Oil & Gas Equipment Services                      0.90
   Tobacco                                           0.88
   Electrical Equipment                              0.86
   Forest Products & Paper                           0.84
   Medical: Biotechnology                            0.84
   Machinery                                         0.82
   Retail: Food & Drug                               0.71
   Computer Software                                 0.61
   Household Products                                0.58
   Agriculture                                       0.49
   Retail: Specialty                                 0.49
   Beverages                                         0.37
   Office Equipment                                  0.36
   Containers & Packaging                            0.35
   Grocery Stores                                    0.35
   Textile/Apparel                                   0.14
   Advertising                                       0.10
   Foreign Corporate                                 0.05
--------------------------------------------------------------------------------
   TOTAL                                           100.00%
--------------------------------------------------------------------------------

================================================================================
                       Statement of Assets and Liabilities
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

December 31, 1996

                                                               JPM
                                                             Treasury                                        JPM            JPM
                                                               Money           JPM           JPM            Small      International
                                                               Market          Bond         Equity         Company        Equity
                                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                            ----------     ----------     ----------     ----------     ----------
Assets

Investments, at cost--see accompanying
 Schedule of Portfolio Investments                          $1,462,090     $2,835,260     $5,114,125     $3,928,684     $5,923,086
                                                            ==========     ==========     ==========     ==========     ==========

 Investments, at market value (Note B)                      $1,462,307     $2,876,775     $5,867,270     $4,286,215     $6,455,586
 Cash                                                            1,449                        10,245                        54,172
 Accrued investment income                                                     28,108         10,546          4,247         33,383
 Receivable for portfolio securities sold                                     253,956         13,935         23,299
 Receivable for foreign forward contracts (Note B)                                                                          17,602
 Receivable from Chubb Life Insurance
  Company of America                                                                                            764
 Deferred organization costs (Note F)                            5,920          5,920          5,920          5,920          5,920
                                                            ----------     ----------     ----------     ----------     ----------
       Total Assets                                          1,469,676      3,164,759      5,907,916      4,320,445      6,566,663

Liabilities

 Due to custodian bank                                                        151,402                         1,599
 Due to Chubb Life Insurance Company
  of America                                                    15,818            130            405                           365
 Dividends payable                                              60,654        122,875        546,747        418,664        297,842
 Payable for portfolio securities purchased                                   100,440         10,900         23,055          6,427
 Accrued expenses                                                  766          1,913          4,661          4,205          6,183
 Payable to Chubb America Service Corp. (Note F)                 5,920          5,920          5,920          5,920          5,920
                                                            ----------     ----------     ----------     ----------     ----------
       Total Liabilities                                        83,158        382,680        568,633        453,443        316,737
                                                            ----------     ----------     ----------     ----------     ----------
Net Assets                                                  $1,386,518     $2,782,079     $5,339,283     $3,867,002     $6,249,926
                                                            ==========     ==========     ==========     ==========     ==========

Net Assets Consist Of:

 Paid in capital                                            $1,386,299     $2,719,590     $4,524,782     $3,289,067     $5,603,442
 Undistributed net investment income                                            1,024
 Accumulated net realized gain from
  investments                                                        2         19,950         61,356        220,404         64,086
 Undistributed net realized gain from
  foreign currency transactions                                                                                             32,138
 Net unrealized gain on investments (Note C)                       217         41,515        753,145        357,531        532,500
 Net unrealized gain on translation of assets
  and liabilities in foreign currencies (Note C)                                                                            17,760
                                                            ----------     ----------     ----------     ----------     ----------
Net Assets                                                  $1,386,518     $2,782,079     $5,339,283     $3,867,002     $6,249,926
                                                            ==========     ==========     ==========     ==========     ==========

Shares of common stock outstanding
 (no par value, unlimited shares authorized)                   137,375        261,269        390,317        308,651        532,907
                                                            ==========     ==========     ==========     ==========     ==========

Net asset value and offering price per share                $    10.09     $    10.65     $    13.68     $    12.53     $    11.73
                                                            ==========     ==========     ==========     ==========     ==========

                       See notes to financial statements.

================================================================================
                             Statement of Operations
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

For the year ended January 1, 1996 to December 31, 1996

                                                    JPM
                                                  Treasury                                    JPM           JPM
                                                    Money         JPM           JPM           Small     International
                                                   Market         Bond         Equity        Company        Equity
                                                  Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                  ---------     ---------     ---------     ---------     ---------
Investment Income

Income:
 Interest                                         $  68,554     $ 139,491     $  10,624     $   9,828     $   3,432
 Dividends                                                                      113,804        50,459       136,573
 Foreign taxes withheld                                                            (683)         (164)      (11,989)
                                                  ---------     ---------     ---------     ---------     ---------
   Total investment
    income                                           68,554       139,491       123,745        60,123       128,016

Expenses:
 Advisory fees (Note D)                               5,312        10,395        31,027        28,462        42,035
 Custodian fees                                         664         2,079         7,757         7,164        13,326
 Shareholder reports                                  1,886         2,682         7,327         4,913         7,181
 Professional fees                                    7,245        11,364        28,185        19,307        28,674
 Director's fees                                      4,961         7,716        19,355        13,277        19,611
 Security valuation                                   2,628         6,501        10,112        17,388        50,155
 Insurance expense                                      655           965         2,561         1,741         2,540
 Miscellaneous expenses                               1,545         1,564         1,677         1,620         1,673
 Amortization of deferred organization
  costs (Note F)                                      1,984         1,984         1,984         1,984         1,984
                                                  ---------     ---------     ---------     ---------     ---------
   Total expenses                                    26,880        45,250       109,985        95,856       167,179
 Expenses reimbursed by Chubb Life
  and Morgan (Note D)                               (18,912)      (29,658)      (63,444)      (54,942)     (104,127)
                                                  ---------     ---------     ---------     ---------     ---------
   Net expenses                                       7,968        15,592        46,541        40,914        63,052
                                                  ---------     ---------     ---------     ---------     ---------
   Net investment income                             60,586       123,899        77,204        19,209        64,964

Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currency

 Net realized gain on investments                        70        19,950       530,898       619,860       305,504
 Net realized gain from foreign
  currency transactions                                                                                      33,186
 Net unrealized gain (loss) on investments             (422)      (52,031)      363,239       105,584       282,325
 Net unrealized gain on translation of
  assets and liabilities in foreign currencies                                                               12,692
                                                  ---------     ---------     ---------     ---------     ---------
   Net realized and unrealized gain (loss) on
    investments and foreign currency                   (352)      (32,081)      894,137       725,444       633,707
                                                  ---------     ---------     ---------     ---------     ---------
Net increase in net assets
 from operations                                  $  60,234     $  91,818     $ 971,341     $ 744,653     $ 698,671
                                                  =========     =========     =========     =========     =========

                       See notes to financial statements.

================================================================================
                       Statement of Changes in Net Assets
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

                                                                JPM                                        JPM
                                                       Treasury Money Market                               Bond
                                                             Portfolio                                   Portfolio
                                                 ---------------------------------           ---------------------------------
                                                     Year                Period                  Year                 Period
                                                    Ended              January 3 to             Ended              January 3 to
                                                 December 31,          December 31,          December 31,          December 31,
                                                     1996                 1995                  1996                  1995
                                                 -----------           -----------           -----------           -----------
Increase (decrease) in net assets

From operations:
 Net investment income                           $    60,586           $    56,330           $   123,899           $    75,133

Net realized gain (loss) on investments                   70                    78                19,950                28,160

Net realized foreign exchange gain

Net unrealized gain (loss) on
 investments                                            (422)                  639               (52,031)               93,546

Net unrealized gain on translation of
 assets and liabilities in
 foreign currencies
                                                 -----------           -----------           -----------           -----------
Net increase in net assets resulting
 from operations                                      60,234                57,047                91,818               196,839

Distributions to shareholders from
 net investment income                               (60,586)              (56,330)             (122,875)              (75,133)

Distributions to shareholders in excess
 of net investment income

Distributions to shareholders from
 realized capital gains                                  (68)                  (78)               (2,043)              (26,117)

Increase in net assets derived from
 shareholder transactions (Note E)                   114,006             1,272,283             1,398,485             1,321,095
                                                 -----------           -----------           -----------           -----------
Net increase in net assets                           113,586             1,272,922             1,365,385             1,416,684

Net Assets:
 Beginning of period                               1,272,932                    10             1,416,694                    10
                                                 -----------           -----------           -----------           -----------
 End of period                                   $ 1,386,518           $ 1,272,932           $ 2,782,079           $ 1,416,694
                                                 ===========           ===========           ===========           ===========
Undistributed net investment
 income                                          $         0           $         0           $     1,024           $         0
                                                 ===========           ===========           ===========           ===========


                       See notes to financial statements.

================================================================================
                       Statement of Changes in Net Assets
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

                  JPM                                JPM                                  JPM
                 Equity                          Small Company                    International Equity
               Portfolio                           Portfolio                            Portfolio
     -----------------------------       -----------------------------       -----------------------------
         Year             Period            Year              Period           Year               Period
        Ended          January 3 to         Ended          January 3 to        Ended           January 3 to
     December 31,      December 31,      December 31,      December 31,      December 31,      December 31,
        1996              1995               1996              1995              1996              1995
     -----------       -----------       -----------       -----------       -----------       -----------



     $    77,204       $    40,918       $    19,209       $    23,804       $    64,964       $    32,909

         530,898           280,654           619,860           407,597           305,504           (14,394)

                                                                                  33,186           110,274



         363,239           389,906           105,584           251,947           282,325           250,175



                                                                                  12,692             5,068
     -----------       -----------       -----------       -----------       -----------       -----------

         971,341           711,478           744,653           683,348           698,671           384,032


         (77,204)          (40,918)          (19,209)          (23,804)          (48,894)          (32,909)


                                                                                                   (38,008)


        (542,542)         (207,654)         (518,489)         (288,564)         (248,948)          (67,460)


         843,230         3,681,542         1,123,789         2,165,268         1,856,822         3,746,610
     -----------       -----------       -----------       -----------       -----------       -----------
       1,194,825         4,144,448         1,330,744         2,536,248         2,257,651         3,992,265


       4,144,458                10         2,536,258                10         3,992,275                10
     -----------       -----------       -----------       -----------       -----------       -----------
     $ 5,339,283       $ 4,144,458       $ 3,867,002       $ 2,536,258       $ 6,249,926         3,992,275
     ===========       ===========       ===========       ===========       ===========         =========

     $         0       $         0       $         0       $         0       $    32,138       $   (17,118)
     ===========       ===========       ===========       ===========       ===========       ===========

================================================================================
                          Notes to Financial Statements
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

December 31, 1996

NOTE A--ORGANIZATION

JPM Series Trust II (the "Trust"), formerly known as Chubb Series Trust, effective January 1, 1997, is an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Delaware Business Trust on October 28, 1993 for the purpose of funding Flexible Premium Variable Life Insurance Policies issued by Chubb Life Insurance Company of America ("Chubb Life"). The Trust is composed of five separate portfolios: the JPM Treasury Money Market Portfolio, the JPM Bond Portfolio, the JPM Equity Portfolio, the JPM Small Company Portfolio and the JPM International Equity Portfolio. Chubb Life's ownership at December 31, 1996 is as follows:

                                                                 Percentage of
    Portfolio                              Shares Owned       Shares Outstanding

    JPM Treasury Money Market Portfolio       104,432               76.02%
    JPM Bond Portfolio                        107,290               41.06%
    JPM Equity Portfolio                      107,578               27.56%
    JPM Small Company Portfolio               158,257               51.27%
    JPM International Equity Portfolio        206,933               38.83%


NOTE B--SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments: An equity security listed on a stock exchange is valued at the closing sale price on the exchange on which such security is principally traded. If no sale took place, the mean of the bid and asked prices at the close of trading is used. A security not listed on a stock exchange is valued at the closing sale price as reported on a readily available market quotation system, or, if no sales took place, the mean of the bid and asked prices at the close of trading in the over-the-counter market. Quotations of foreign securities in foreign currencies are converted to U.S. dollar equivalents using appropriately translated foreign market closing prices. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolios' Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method which approximates market value. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities with remaining maturities of more than 60 days, are valued at representative quoted prices from bond pricing services. Long-term publicly traded corporate bonds are valued at prices obtained from a bond pricing service when such prices are available or, when appropriate, from broker-dealers who make a market in those securities.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolios' Trustees.

================================================================================
                          Notes to Financial Statements
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

December 31, 1996

NOTE B--SIGNIFICANT ACCOUNTING POLICIES--(Continued)

The books and records of the Portfolios are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rate prevailing on the respective dates of such transactions.

Since the net assets of the Portfolios are presented at the exchange rates and market values prevailing at the end of the period, the Portfolios do not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on securities from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gain or loss from foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gain or loss from foreign currency transactions arises from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

The Portfolios may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At December 31, 1996, the JPM International Equity Portfolio had the following open forward foreign currency contracts:

=======================================================================================================
 SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS
=======================================================================================================
                                                                         U.S. Dollar
 Foreign Currency                            Contracts to                 Value at      Net Unrealized
 Purchase Contracts      Settlement Date      Receive         Cost        12/31/96       Depreciation
 ------------------      ---------------      -------         ----        --------       ------------
 Deutsche Mark              02/20/97            120,869     $ 81,000      $ 77,979         $(3,021)
 Japanese Yen               02/20/97         18,692,217      168,000       162,159          (5,841)

                                                                         U.S. Dollar
 Foreign Currency                            Contracts to                 Value at      Net Unrealized
 Sale Contracts          Settlement Date      Deliver       Proceeds      12/31/96       Appreciation
 --------------          ---------------      -------       --------      --------       ------------
 Deutsche Mark              02/20/97            600,882     $394,414      $387,668          $6,746
 French Franc               02/20/97          1,117,542      220,858       213,861           6,997
 Japanese Yen               02/20/97         36,473,668      329,137       316,416          12,721
------------------------------------------------------------------------------------------------------

================================================================================
                          Notes to Financial Statements
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

December 31, 1996

NOTE B--SIGNIFICANT ACCOUNTING POLICIES--(Continued)

Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of the first-in, first-out method. Interest income, including, where applicable, amortization of discount on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders from ordinary income and net realized capital gains are declared and distributed at least once annually. The Trust distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statements purposes are classified as dividends in excess of net investment income or accumulated net realized gains.

Federal Taxes: It is the policy of the Trust that each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Therefore, no Federal tax provision is required.

NOTE C--INVESTMENTS

The aggregate cost of investments owned for Federal income tax purposes is the same as for financial reporting purposes.

As of December 31, 1996, gross unrealized gains and losses were as follows:

                                             Gross         Gross         Net
                                          Unrealized    Unrealized    Unrealized
                                             Gains        Losses         Gain
                                          ----------    ----------    ----------
JPM Treasury Money Market Portfolio        $    219      $      2      $    217
JPM Bond Portfolio                           48,179         6,664        41,515
JPM Equity Portfolio                        863,534       110,389       753,145
JPM Small Company Portfolio                 547,459       189,928       357,531
JPM International Equity Portfolio          822,003       289,503       532,500

As of December 31, 1996, the International Equity Portfolio had a net unrealized foreign currency translation gain of $17,760.

================================================================================
                          Notes to Financial Statements
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

December 31, 1996

NOTE C--INVESTMENTS--(Continued)

Purchases and sales of investment securities for the period ended December 31, 1996, other than short-term obligations, were as follows:

                                                                    Proceeds
                                                    Cost of            from
                                                  Investment        Investment
                                                  Securities        Securities
                                                  Purchased            Sold
                                                  ----------        ----------
JPM Bond Portfolio                                $5,014,152        $3,909,240
JPM Equity Portfolio                               5,078,723         4,468,447
JPM Small Company Portfolio                        5,470,717         4,861,594
JPM International Equity Portfolio                 5,442,955         3,618,336


NOTE D--INVESTMENT ADVISORY FEES, MANAGEMENT AGREEMENTS

The Trust had an investment management agreement with Chubb Investment Advisory Corporation, ("Chubb Investment"), a wholly-owned subsidiary of Chubb Life.
Under  the  agreement,   Chubb  Investment   provided   investment   management,
administrative and transfer agency services for the Trust. Chubb Investment was paid a fee for its services, computed daily and paid monthly, at the annual rate of: .40% of average daily net assets of the JPM Treasury Money Market Portfolio;
 .50% of average daily net assets of the JPM Bond Portfolio; .60% of average daily net assets of the JPM Equity Portfolio; .80% of average daily net assets of the JPM Small Company Portfolio, and .80% of average daily net assets of the JPM International Equity Portfolio.

Morgan Guaranty Trust Company of New York ("Morgan") served as sub-investment manager to the Trust, providing investment advice and management services for each Portfolio. As compensation for its services, Morgan was entitled to receive fees from Chubb Investment (and not from the Portfolios), computed daily and paid monthly, at an annual rate of: .20% of average daily net assets of the JPM Treasury Money Market Portfolio; .30% of average daily net assets of the JPM Bond Portfolio; .40% of average daily net assets of the JPM Equity Portfolio;
 .60% of average daily net assets of the JPM Small Company Portfolio, and .60% of the average daily net assets of the JPM International Equity Portfolio.

During the period, Chubb Life and Morgan assumed the expenses of each Portfolio of the Trust in excess of .60%, .75%, .90%, 1.15% and 1.20% of the average daily net assets, respectively, of the JPM Treasury Money Market, Bond, Equity, Small Company and International Equity Portfolios.

================================================================================
                          Notes to Financial Statements
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

December 31, 1996

NOTE E--SHAREHOLDERS' TRANSACTIONS

Following is a summary of transactions with shareholders for each Portfolio.


                                    ======================================================================
                                                      JPM TREASURY MONEY MARKET PORTFOLIO
                                    ======================================================================
                                                                                     For the Period
                                              Year Ended                           January 3, 1995 to
                                          December 31, 1996                         December 31, 1995
                                      Shares            Dollars                Shares            Dollars
                                     --------         -----------             -------         -----------
Shares sold                           130,402         $ 1,348,912             146,904         $ 1,483,290
Shares issued as
 reinvestment of dividends              5,606              56,408                  --                  --
Shares redeemed                      (125,133)         (1,291,314)            (20,405)           (211,007)
                                     --------         -----------             -------         -----------
    Net increase                       10,875         $   114,006             126,499         $ 1,272,283
                                     ========         ===========             =======         ===========
                                    ----------------------------------------------------------------------


                                    ======================================================================
                                                              JPM BOND PORTFOLIO
                                    ======================================================================
                                                                                     For the Period
                                              Year Ended                           January 3, 1995 to
                                          December 31, 1996                         December 31, 1995
                                      Shares            Dollars                Shares            Dollars
                                     --------         -----------             -------         -----------
Shares sold                           146,230         $ 1,555,123             132,729         $ 1,351,277
Shares issued as
 reinvestment of dividends              9,476             103,293                  --                  --
Shares redeemed                       (24,337)           (259,931)             (2,830)            (30,182)
                                     --------         -----------             -------         -----------
    Net increase                      131,369         $ 1,398,485             129,899         $ 1,321,095
                                     ========         ===========             =======         ===========
                                    ----------------------------------------------------------------------


                                    ======================================================================
                                                             JPM EQUITY PORTFOLIO
                                    ======================================================================
                                                                                     For the Period
                                              Year Ended                           January 3, 1995 to
                                          December 31, 1996                         December 31, 1995
                                      Shares            Dollars                Shares            Dollars
                                     --------         -----------             -------         -----------
Shares sold                           119,491         $ 1,586,005             332,783         $ 3,738,063
Shares issued as
 reinvestment of dividends             25,185             321,572                  --                  --
Shares redeemed                       (82,429)         (1,064,347)             (4,714)            (56,521)
                                     --------         -----------             -------         -----------
    Net increase                       62,247         $   843,230             328,069         $ 3,681,542
                                     ========         ===========             =======         ===========
                                    ----------------------------------------------------------------------

================================================================================
                          Notes to Financial Statements
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------

December 31, 1996

NOTE E--SHAREHOLDERS' TRANSACTIONS--(Continued)

                                    ======================================================================
                                                          JPM SMALL COMPANY PORTFOLIO
                                    ======================================================================
                                                                                     For the Period
                                              Year Ended                           January 3, 1995 to
                                          December 31, 1996                         December 31, 1995
                                      Shares            Dollars                Shares            Dollars
                                     --------         -----------             -------         -----------
Shares sold                           143,575         $ 1,722,979             215,696         $ 2,181,106
Shares issued as
 reinvestment of dividends             36,193             431,401                  --                  --
Shares redeemed                       (85,441)         (1,030,591)             (1,373)            (15,838)
                                     --------         -----------             -------         -----------
    Net increase                       94,327         $ 1,123,789             214,323         $ 2,165,268
                                     ========         ===========             =======         ===========
                                    ----------------------------------------------------------------------


                                    ======================================================================
                                                      JPM INTERNATIONAL EQUITY PORTFOLIO
                                    ======================================================================
                                                                                     For the Period
                                              Year Ended                           January 3, 1995 to
                                          December 31, 1996                         December 31, 1995
                                      Shares            Dollars                Shares            Dollars
                                     --------         -----------             -------         -----------
Shares sold                           172,202         $ 1,941,265             373,752         $ 3,810,249
Shares issued as
 reinvestment of dividends             12,740             138,377                  --                  --
Shares redeemed                       (19,591)           (222,820)             (6,197)            (63,639)
                                     --------         -----------             -------         -----------
    Net increase                      165,351         $ 1,856,822             367,555         $ 3,746,610
                                     ========         ===========             =======         ===========
                                    ----------------------------------------------------------------------


NOTE F--ORGANIZATION COSTS

Costs incurred in connection with the initial organization of the Trust are being amortized on a straight-line basis over a period of five years. At December 31, 1996, the balances reported as deferred organization costs are payable to Chubb America Service Corp., an affiliated entity, and have been included as a liability in the Statement of Assets and Liabilities.


NOTE G--SHAREHOLDER MEETING

On December 12, 1996 shareholders of the Trust approved the selection of J.P. Morgan Investment Management, Inc. as investment advisor (formerly the Trust's sub-advisor); approved and ratified the selection of Price Waterhouse, LLP as independent auditors for the fiscal year ended December 31, 1997; and duly elected three Trustees.

Effective January 1, 1997 the name of the Trust was changed from Chubb Series Trust to JPM Series Trust II and the portfolios within the trust were renamed the "JPM Portfolios" from the "Resolute Portfolios".

================================================================================
                              Financial Highlights
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

For a share outstanding throughout the period

                                                             JPM                                     JPM
                                                     Treasury Money Market                          Bond
                                                          Portfolio                               Portfolio
                                              ---------------------------------         ---------------------------------
                                                   Year               Period                Year                Period
                                                  Ended            January 3 to            Ended             January 3 to
                                              December 31,         December 31,         December 31,         December 31,
                                                  1996                 1995                 1996                 1995
                                              ------------         ------------         ------------         ------------
Net asset value, beginning of period           $    10.06           $    10.00           $    10.91           $    10.00

Income From Investment
 Operations
  Net investment income                              0.44                 0.45                 0.47                 0.58

  Net gains and losses on securities
   (both realized and unrealized)                    0.03                 0.06                (0.25)                1.11
                                               ----------           ----------           ----------           ----------
  Total from investment
  operations                                         0.47                 0.51                 0.22                 1.69

Less Distributions to
 Shareholders

  Dividends from net
   investment income                                (0.44)               (0.45)               (0.47)               (0.58)

  Dividends in excess of net
   investment income

  Dividends from net
   capital gains                                                                              (0.01)               (0.20)
                                               ----------           ----------           ----------           ----------
Total distributions                                 (0.44)               (0.45)               (0.48)               (0.78)
                                               ----------           ----------           ----------           ----------
Net asset value, end of period                 $    10.09           $    10.06           $    10.65           $    10.91
                                               ==========           ==========           ==========           ==========
Total Return (A)                                     4.69%                5.09%                2.09%               16.85%

Ratios to average net assets:
  (Annualized)

  Expenses (B)                                       0.60%                0.60%                0.75%                0.75%

  Net investment income                              4.56%                4.95%                5.91%                6.00%

Portfolio turnover rate                               N/A                  N/A               198.40%              238.96%

Average Commission Rate Paid                          N/A                  N/A                  N/A                  N/A

Net assets, at end of period                   $1,386,518           $1,272,932           $2,782,079           $1,416,694

(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total returns for periods of less than one year have not been annualized.

(B) All related party fees have been waived and all other expenses of the Portfolios have been assumed in part for 1996 and 1995 by Chubb Life and Morgan. Had the fees not been waived and expenses not been assumed, the ratios of expenses to average net assets would have been 2.02%, 2.18%, 2.13%, 2.69%, and 3.18% in 1996 and 2.77%, 2.90%, 2.70%, 3.22% and 3.16% in
     1995, for the JPM Treasury Money Market Portfolio, JPM Bond Portfolio, JPM Equity Portfolio, JPM Small Company Portfolio, and JPM International Equity Portfolio, respectively.

================================================================================
                              Financial Highlights
================================================================================

                                                             JPM SERIES TRUST II
--------------------------------------------------------------------------------


                        JPM                                      JPM                                           JPM
                      Equity                                 Small Company                             International Equity
                     Portfolio                                 Portfolio                                     Portfolio
       -----------------------------------         -----------------------------------         -----------------------------------
            Year                 Period               Year                   Period               Year                   Period
           Ended              January 3 to            Ended               January 3 to            Ended               January 3 to
       December 31,           December 31,         December 31,           December 31,         December 31,           December 31,
           1996                   1995                 1996                   1995                 1996                   1995
       ------------           ------------         ------------           ------------         ------------           ------------
        $    12.63             $    10.00           $    11.83             $    10.00           $    10.86             $    10.00



              0.20                   0.12                 0.06                   0.11                 0.20                   0.15


              2.44                   3.26                 2.43                   3.18                 1.23                   1.08
        ----------             ----------           ----------             ----------           ----------             ----------

              2.64                   3.38                 2.49                   3.29                 1.43                   1.23





             (0.20)                 (0.12)               (0.06)                 (0.11)               (0.09)                 (0.09)


                                                                                                                            (0.10)


             (1.39)                 (0.63)               (1.73)                 (1.35)               (0.47)                 (0.18)
        ----------             ----------           ----------             ----------           ----------             ----------
             (1.59)                 (0.75)               (1.79)                 (1.46)               (0.56)                 (0.37)
        ----------             ----------           ----------             ----------           ----------             ----------
        $    13.68             $    12.63           $    12.53             $    11.83           $    11.73             $    10.86
        ==========             ==========           ==========             ==========           ==========             ==========
             21.14%                 33.91%               21.74%                 32.91%               13.12%                 12.38%




              0.90%                  0.90%                1.15%                  1.15%                1.20%                  1.20%

              1.49%                  1.48%                0.54%                  0.99%                1.25%                  1.06%

             89.77%                 65.60%              144.44%                100.43%               71.24%                 68.00%

           $0.0534                    N/A              $0.0427                    N/A              $0.0020                    N/A

        $5,339,283             $4,144,458           $3,867,002             $2,536,258           $6,249,926             $3,992,275

================================================================================
                           Independent Auditors Report
================================================================================

JPM SERIES TRUST II
--------------------------------------------------------------------------------

                         Report of Independent Auditors

To the Board of Directors and Shareholders
JPM Series Trust II

We have audited the accompanying statement of assets and liabilities of the JPM Series Trust II (the "Trust", comprising, respectively, the JPM Treasury Money Market Portfolio, JPM Bond Portfolio, JPM Equity Portfolio, JPM Small Company Portfolio and JPM International Equity Portfolio), including the related schedules of portfolio investments as of December 31, 1996 on pages 4, 9, 10, 11, 18, 19, 20, 26, 27, 28, 29, 30, 31, 32, 38, 39, 40, 41, 42, 43, and the
related statement of operations, statement of changes in net assets, and the financial highlights for the year ended December 31, 1996 and the statement of changes in net assets and financial highlights for the period from January 3, 1995 (Commencement of Operations) to December 31, 1995. Effective January 1, 1997 the Trust's name was changed from the Chubb Series Trust to JPM Series Trust II and the investment portfolios within the Trust were renamed from the "Resolute Portfolios" to the "JPM Portfolios". These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received, or verification by examination. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the JPM Series Trust at December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the year ended December 31, 1996 and the changes in net assets and financial highlights for the period from January 3, 1995 (Commencement of Operations) to December 31, 1995, in conformity with generally accepted accounting principles.


/s/ Ernst & Young LLP

Boston, Massachusetts
February 14, 1997

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





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


================================================================================

================================================================================

--------------------------------------------------------------------------------






          Funds Distributor, Inc. is the distributor of the JPM Series
                            Trust II (the "Trust").

         Chubb Securities Corporation served as the Trust's distributor prior to January 1, 1997.

    J. P. Morgan Investment Management serves as investment advisor for the Trust and makes the Portfolios available solely in its capacity as shareholder servicing agent for customers.

      More complete information about the Trust, including management fees and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies of the Prospectus by calling Funds Distributor, Inc. at (800) 221-7930.


                                Distributed By:
                            Funds Distributor, Inc.
                          60 State Street, Suite 1300
                          Boston, Massachusetts 02109

                             Form 3-00769 Ed. 2/97